                                streetTRACKS(SM)
                              [streetTRACKS LOGO]


                               SEMI-ANNUAL REPORT
                               december 31, 2000

                     [streetTRACKS semi-annual report LOGO]
                       PRESIDENT'S LETTER TO SHAREHOLDERS

Dear streetTRACKS Shareholders,

Last year was an exciting one for the Exchange Traded Funds Industry. Thanks to the efforts of the financial press, financial advisors, and the fund sponsors, great headway was made in increasing awareness of the advantages exchange traded funds (ETFs) bring to investors. The last year of the millennium brought extensive new product introductions, significant increases in invested assets, and increased participation by retail and institutional investors. By the end of the year assets in ETFs stood at over $70 billion invested in close to 100 funds.

While it is clear that ETFs have benefited from the growing recognition of the advantages of index investing, namely lower costs, broader diversification, and lower turnover all contributing to stronger long-term performance and asset accumulation, ETFs also bring important advantages when compared to traditional mutual funds. Key advantages of ETFs are that they are tax efficient vehicles and trade on an exchange like stocks. This means that investors can enjoy the long-term benefits of tax efficient investing while being able to place market, limit, or specific price target orders to purchase or sell ETFs. As with stocks, ETF shares can also be borrowed and sold short creating attractive risk management opportunities for investors.

The introduction of streetTRACKS last year offered investors exciting new opportunities to gain exposure to new market segments. The streetTRACKS Dow Jones Style family of Funds offer investors attractive alternatives to gain exposure to style segments of the U.S. market. With the Dow Jones Style Indexes providing more stable criteria to discriminate between value and growth companies, investors have purer exposure to the style segments and the index construction reduces the high levels of turnover experienced by other style indexes. streetTRACKS also brought to the market the first global ETF, the Dow Jones Global Titans Index Fund, to offer investors global exposure to the world's largest companies: this segment of the market enjoys tremendous advantages due to increasing globalization of product and service markets. The FORTUNE 500(R) Index Fund offers investors access to arguably the most followed companies in corporate America. And the FORTUNE e-50TM Index Fund, the Morgan Stanley High Tech 35 Index Fund, and the Morgan Stanley Internet Index Fund provide investors access to those companies expected to benefit from the dramatic increases in productivity technology is affording all of us.

We appreciate the support of our shareholders and thank you for your continued confidence in streetTRACKS. If you would like more information on any of the streetTRACKS Funds please call 1-866-S-TRACKS or visit www.streettracks.com.

Agustin J. Fleites
President

                     [streetTRACKS semi-annual report LOGO]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
The streetTRACKS Dow Jones U.S. Large Cap Growth Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones U.S. Large Cap Growth Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

Since its commencement of operations, on September 25, 2000, through December 31, 2000, the Fund and its Index were down a staggering -26.05% and -26.04% respectively. The market was particularly rough on growth stocks during the period as a slew of negative earnings reports, primarily from technology companies, coupled with whispers of a looming recession helped to pull these stocks down dramatically from their previously "expensive" levels. The Fund was down -16.08% for the month of November alone, as all reports seemed to point to an economy that was heading for a possible "hard landing". This past year saw increasing volatility and lighter than usual volumes in the equity markets as many investors scurried to the sidelines. The Dow Jones Industrial Average had nearly 40% of its trading days see returns in excess of +/-1%, while the NASDAQ had nearly 70% of its trading days end with the same results.

The biggest gainers in the Fund during the period included Target Corp. (24.9%), Medtronic (20.9%) and Tellabs (19.7%). The biggest losers for the Fund were concentrated in technology names such as Inktomi Corp. (-85.9%), Redback Networks (-73.9%), and Yahoo!, Inc. (-71.5%). Nearly eighty percent of the index constituents lost ground during the period with almost all of them recording double-digit declines. General Electric and Cisco Systems, which combine to make up over 18% of the fund, were down -16.9% and -33.1% respectively.

In terms of sector performance, Technology was the biggest factor in the strongly negative period for the Fund. This sector, which makes up nearly 57% of the Fund, declined by -35.2% for the period. On the heels of the Technology sector were Communications Services (-31.1%), Financials (-20.0%), and Utilities (-19.2%). In fact, the Energy sector was the only one to register a gain for the period, returning a positive 19.6%.

                                                                STREETTRACKS DOW JONES U.S.         DOW JONES LARGE CAP INDEX
                                                                LARGE CAP GROWTH INDEX FUND      (BROAD-BASED COMPARATIVE INDEX)
                                                                ---------------------------      -------------------------------
09/25/00                                                                 $10,000.00                          $10,000.00
09/30/00                                                                   9,800.00                            9,969.00
10/31/00                                                                   9,286.00                            9,854.00
11/30/00                                                                   7,793.00                            8,908.00
12/31/00                                                                   7,395.00                            8,882.00

                     [streetTRACKS semi-annual report LOGO]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2000

    ---------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION      GENERAL                 PFIZER,         CISCO SYSTEMS,         MICROSOFT          INTEL
                        ELECTRIC CO.            INC.            INC.                   CORP.              CORP.
    ---------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE     $3,396,516              2,071,932       1,921,106              1,410,642          1,361,471
    ---------------------------------------------------------------------------------------------------------------------------
       % OF             11.80%                  7.20            6.67                   4.90               4.73
       NET ASSETS
    ---------------------------------------------------------------------------------------------------------------------------

   The following Performance chart is provided to compare each Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE FOR THE PERIOD ENDING DECEMBER 31, 2000

    ---------------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     ------------------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ---------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -24.54%      -23.33%             -24.54%                      -10.90%
       (1)
    ---------------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2000

                     [streetTRACKS semi-annual report LOGO]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
The streetTRACKS Dow Jones U.S. Large Cap Value Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones U.S. Large Cap Value Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

Since its commencement of operations, on September 25, 2000, through December 31, 2000, the Fund and its Index returned 5.92% and 5.91% respectively. Value stocks continued to gain favor with equity investors as the already overvalued technology companies flooded the market with negative earnings reports. Whispers of a possible looming recession had investors seeking out defensive stocks whose values had been beaten down during the prolonged bull market. "Old economy" sectors including Basic Materials, Capital Goods, and Health Care benefited as a result. For the entire year, the large cap value segment of the market outperformed the large cap growth segment by close to 30%.

The biggest gainers in the Fund during the period included Philip Morris Cos., Inc. (59.7%), Dow Chemical (50.7%), and International Paper (43.7%). The biggest losers for the Fund were concentrated in technology and telecommunications companies such as Xerox Corp. (-71.1%), WorldCom, Inc. (-46.2%), and AT&T Corp. (-39.2%).

In terms of sector performance, the areas of Technology and Communications Services were the biggest detractors to the Fund's results as they declined -20.7% and -15.6% respectively. But, unlike its growth fund counterpart, most sectors in this fund finished the period in positive territory. Leading the way were Basic Materials (+30.0%), Capital Goods (+21.5%), Health Care (+17.4%), and Consumer Staples (+16.1%).

                                                                STREETTRACKS DOW JONES U.S.         DOW JONES LARGE CAP INDEX
                                                                 LARGE CAP VALUE INDEX FUND      (BROAD-BASED COMPARATIVE INDEX)
                                                                ---------------------------      -------------------------------
09/25/00                                                                 $10,000.00                          $10,000.00
09/30/00                                                                  10,175.00                            9,969.00
10/31/00                                                                  10,519.00                            9,854.00
11/30/00                                                                  10,244.00                            8,908.00
12/31/00                                                                  10,592.00                            8,882.00

                     [streetTRACKS semi-annual report LOGO]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2000

    ---------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        EXXON MOBIL     CITIGROUP,          MERCK & CO.,     AMERICAN          SBC
                          CORP.           INC.                INC.             INTERNATIONAL     COMMUNICATIONS, INC.
                                                                               GROUP, INC.
    ---------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $3,289,889      2,794,855           2,345,587        2,141,270         1,759,158
    ---------------------------------------------------------------------------------------------------------------------------
       % OF               6.02%           5.12                4.29             3.92              3.22
       NET ASSETS
    ---------------------------------------------------------------------------------------------------------------------------

   The following Performance chart is provided to compare each Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE FOR THE PERIOD ENDING DECEMBER 31, 2000

    ---------------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     ------------------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ---------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING        4.09%        4.09%               4.08%                      -10.90%
       (1)
    ---------------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2000

                     [streetTRACKS semi-annual report LOGO]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
The streetTRACKS Dow Jones U.S. Small Cap Growth Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones U.S. Small Cap Growth Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

Since its commencement of operations, on September 25, 2000, through December 31, 2000, the Fund and its Index were down -19.81% and -19.84% respectively. Growth stocks in general suffered during this period as signs of a slowing economy started to emerge. The euphoric rise of growth stocks in 1999 received a sobering wakeup in 2000 as companies were systematically punished for failing to meet earnings or revenue projections. Small cap growth stocks fared much better than large cap growth stocks but still ended the year in the red. Continued interest rate cuts by the Fed could be the impetus to kick start small cap stocks in 2001 as smaller companies benefit from lower borrowing costs.

The biggest gainers in the Fund during the period included NCO Group, Inc. (+112.2%), Scios, Inc (+112.3%) and Lincare Holdings, Inc. (+95.9%). The biggest losers for the Fund were concentrated in technology names such as NorthPoint Communications Group, Inc. (-96.2%), 24/7 Media, Inc (-95.1%) and 3DFX Interactive, Inc. (-94.9%).

In terms of sector performance, Technology was the largest negative contributor. This sector, which makes up 32% of the Fund's net assets, declined by -38.5% for the period. Communication Services which was -50.2% for the period was the worst performing sector overall, but at only 3% weight the negative contribution was dwarfed by Technology. Other sectors down for the period were Capital Goods (-23.2%), Health Care (-14.5%), and Consumer Cyclicals (-4.4%). The sectors that posted double-digit returns were Basic Material (+10.3%), Transportation (+15.5%), and Utilities (+34.6%). Utilities was the best performing sector for the period.

                                                                STREETTRACKS DOW JONES U.S.         DOW JONES SMALL CAP INDEX
                                                                SMALL CAP GROWTH INDEX FUND      (BROAD-BASED COMPARATIVE INDEX)
                                                                ---------------------------      -------------------------------
09/25/00                                                                 $10,000.00                          $10,000.00
09/30/00                                                                   9,988.00                           10,104.00
10/31/00                                                                   9,321.00                            9,684.00
11/30/00                                                                   7,568.00                            8,620.00
12/31/00                                                                   8,019.00                            9,449.00

                     [streetTRACKS semi-annual report LOGO]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2000

    -----------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        SEI                     INTERNATIONAL       NETIQ           MACROVISION           LINCARE
                          INVESTMENTS CO.         GAME TECHNOLOGY     CORP.           CORP.                 HOLDINGS, INC.
    ------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $225,680                180,816             178,595         174,011               156,922
    -----------------------------------------------------------------------------------------------------------------------
       % OF               1.40%                   1.12                1.11            1.08                  0.98
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------------------

   The following Performance chart is provided to compare each Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE FOR THE PERIOD ENDING DECEMBER 31, 2000

    -------------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     ----------------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    -------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -19.72%      -19.74%             -19.76%                      -6.49%
       (1)
    -------------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2000.

                     [streetTRACKS semi-annual report LOGO]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
The streetTRACKS Dow Jones U.S. Small Cap Value Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones U.S. Small Cap Value Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

Since its commencement of operations, on September 25, 2000, through December 31, 2000, the Fund and its Index returned 15.84% and 16.01% respectively. Value stocks that attracted little interest in 1999 saw a flood of investors in 2000 as the probabilities of a recession continued to grow. Technology companies continued reporting disappointing earnings as investors sold off high valuation companies. The return to Value bodes well for "Old Economy" sectors such as Basic Industries, Capital Goods and Health Care. The desire by the Fed to orchestrate a "soft landing" in the economy through interest rate cuts had a positive effect on Financials, especially regional banks and insurance companies.

The biggest gainers in the Fund during the period were Azurix Corp. (+82.0%), Pediatrix Medical Group, Inc. (+76.7%) and Coventry Health Care, Inc. (+64.9%). The biggest losers for the Fund were concentrated in Consumer Staples and Consumer Cyclicals such as Hollywood Entertainment (-86.6%), Armstrong Holdings (-83.7%), Federal-Mogul Corp. (-64.8%), and Warnaco Group (-60.8%).

In terms of sector performance, the areas of Technology and Transportation contributed the least to the Fund's total return. Technology and Transportation, with a combined weight totaling less than 4% of the Fund's net assets, contributed slightly over 1% to the Fund's total return. The Financial sector, with a weight of 44%, was the greatest contributor, returning (+13.9%). Other sectors that made positive contributions were Health Care (+43.2%), Utilities (+13.5%), Basic Materials (+13%) and Capital Goods (+11.6%).

                                                                STREETTRACKS DOW JONES U.S.         DOW JONES SMALL CAP INDEX
                                                                 SMALL CAP VALUE INDEX FUND      (BROAD-BASED COMPARATIVE INDEX)
                                                                ---------------------------      -------------------------------
09/25/00                                                                 $10,000.00                          $10,000.00
09/30/00                                                                  10,195.00                           10,104.00
10/31/00                                                                  10,249.00                            9,684.00
11/30/00                                                                  10,234.00                            8,620.00
12/31/00                                                                  11,584.00                            9,449.00

                     [streetTRACKS semi-annual report LOGO]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2000

    ------------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION      LABORATORY CORP. OF     OLD REPUBLIC            EVEREST RE      RADIAN          ASTORIA
                        AMERICA HOLDINGS        INTERNATIONAL CORP.     GROUP, LTD.     GROUP, INC.     FINANCIAL CORP.
    ------------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE     $354,640                305,440                 283,778         244,854         233,218
    ------------------------------------------------------------------------------------------------------------------------------
       % OF             1.49%                   1.28                    1.19            1.03            0.98
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------------------------

   The following Performance chart is provided to compare each Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE FOR THE PERIOD ENDING DECEMBER 31, 2000

    --------------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    --------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       13.62%       12.33%              13.79%                      -6.49%
       (1)
    --------------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2000.

                     [streetTRACKS semi-annual report LOGO]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND
The streetTRACKS Dow Jones Global Titans Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones Global Titans U.S. Close Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

Since its commencement of operations, on September 25, 2000, through December 31, 2000, the Fund and its Index were down -8.53% and -8.34% respectively.

The year ended with 65.2% of the Index invested in U.S. stocks, 31.1% in Europe, and 3.7% in Japan. A slowing U.S. economy, higher interest rates, and fears of a recession contributed to the U.S. stocks in the Index losing -12.4%, while Japanese stocks faired worse with a -24.0% return. A strong rally in the euro, British Pound, and Swiss Franc offset much of the decline in equity values with European stocks returning -0.2% in U.S. Dollar. The five Swiss stocks in the Index were the strongest performers with a gain of 10.2%, while Nokia OYJ, the single stock included from Finland, helped with a positive return of 4.2% for the period.

In terms of sector performance, Technology stocks, which comprise 20% of the Index, experienced the greatest declines, losing -28.7%. Consumer Non-Cyclicals and Healthcare stocks helped to offset the poor performance of the Technologies by gaining 22.2% and 18.9%, respectively. For the period, the biggest gainers were Philip Morris Cos., Inc. (59.8%), Merck & Co., Inc. (29.7%), ING Groep, Inc. (25.6%), and Proctor & Gamble Co. (24.4%). The biggest losers for the Fund were Lucent Technologies, Inc. (-49.8%), WorldCom, Inc. (-46.2%), AT&T Corp. (-39.2%), and Hewlett-Packard Co. (-37.5%).

                                                               STREETTRACKS DOW JONES GLOBAL        DOW JONES LARGE CAP INDEX
                                                                     TITANS INDEX FUND           (BROAD-BASED COMPARATIVE INDEX)
                                                               -----------------------------     -------------------------------
09/25/00                                                                 $10,000.00                          $10,000.00
09/30/00                                                                   9,982.00                            9,969.00
10/31/00                                                                  10,111.00                            9,854.00
11/30/00                                                                   9,346.00                            8,908.00
12/31/00                                                                   9,147.00                            8,882.00

                     [streetTRACKS semi-annual report LOGO]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2000

    ---------------------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL          EXXON MOBIL     CISCO             CITIGROUP,    VODAFONE GROUP
                          ELECTRIC CO.     CORP.           SYSTEMS, INC.     INC.          PLC ADR
    ---------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $2,489,346       1,583,740       1,408,862         1,348,510     1,157,066
    ---------------------------------------------------------------------------------------------------------------
       % OF               8.08%            5.14            4.57              4.38          3.76
       NET ASSETS
    ---------------------------------------------------------------------------------------------------------------

   The following Performance chart is provided to compare each Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE FOR THE PERIOD ENDING DECEMBER 31, 2000

    -------------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     ----------------------------------------------------------------------------------------
                                      NET ASSET      MARKET        DOW JONES GLOBAL         DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE      TITANS U.S. CLOSE INDEX  (BROAD-BASED COMPARATIVE INDEX)
    -------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       -8.36%       -8.35%              -8.18%                      -10.90%
       (1)
    -------------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2000

                     [streetTRACKS semi-annual report LOGO]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS MORGAN STANLEY HIGH TECH 35 INDEX FUND
The streetTRACKS Morgan Stanley High Tech 35 Index Fund (the "Fund") seeks to replicate the total return of the Morgan Stanley High Tech 35 Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

Since its commencement of operations, on September 25, 2000, through December 31, 2000, the Fund and its Index returned a stinging -31.24% and -31.65% respectively. November was the hardest hit month with the Fund and Index down -23.64% and -23.62%, respectively. In this electronics based technology index, a significant number of the component members contributed negative returns. Only six of the thirty-five stocks had positive returns during the period. Weakening demand, negative earnings reports, and a substantial reduction to the capital markets took a toll on the electronics based companies. Coupled with increasing market volatility and declining investor confidence, the high-flying tech stocks lost their lofty stock prices.

The Technology sector, with its weight over ninety percent of the Fund's net assets, dropped 34.7% during the period. The four largest industries within the Technology sector (Computer Software/Services, Computer Hardware, Communications Equipment, and Electronics-Semiconductors), negatively contributed between 25.6% and 45.0%.

For the period, the largest positive performers in the Index included Electronic Data Systems Corp. (32.7%), Peoplesoft, Inc. (32.5%), and First Data Corp. (30.4%). The largest negative performers in the Index over the same period were Yahoo!, Inc. (-71.5%), Broadcom Corp. (-66.7%), Amazon.com, Inc. (-61.5%), and JDS Uniphase Corp. (-61.0%).

                                                                STREETTRACKS MORGAN STANLEY         DOW JONES LARGE CAP INDEX
                                                                  HIGH TECH 35 INDEX FUND        (BROAD-BASED COMPARATIVE INDEX)
                                                                ---------------------------      -------------------------------
09/25/00                                                                 $10,000.00                         $ 10,000.00
09/30/00                                                                   9,725.00                            9,969.00
10/31/00                                                                   9,485.00                            9,854.00
11/30/00                                                                   7,243.00                            8,908.00
12/31/00                                                                   6,876.00                            8,882.00

                     [streetTRACKS semi-annual report LOGO]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2000

    ---------------------------------------------------------------------------------------------------------------
       DESCRIPTION        SOLECTRON     XILINX,       ELECTRONIC     PARAMETRIC          ELECTRONIC DATA
                          CORP.         INC.          ARTS           TECHNOLOGY CORP.    SYSTEMS CORP.
    ---------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $2,292,827    2,156,205     2,136,877      2,058,477           2,020,268
    ---------------------------------------------------------------------------------------------------------------
       % OF               3.79%         3.56          3.53           3.40                3.34
       NET ASSETS
    ---------------------------------------------------------------------------------------------------------------

   The following Performance chart is provided to compare each Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE FOR THE PERIOD ENDING DECEMBER 31, 2000

    --------------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------------
                                      NET ASSET      MARKET         MORGAN STANLEY          DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE        HIGH TECH 35 INDEX     (BROAD-BASED COMPARATIVE INDEX)
    --------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -29.30%      -29.30%             -29.72%                      -10.90%
       (1)
    --------------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2000

                            [streetTRACKS semi-annual report LOGO]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

STREETTRACKS MORGAN STANLEY INTERNET INDEX FUND
The streetTRACKS Morgan Stanley Internet Index Fund (the "Fund") seeks to replicate the total return of the Morgan Stanley Internet Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

Since its commencement of operations, on September 25, 2000, through December 31, 2000, the Fund and its Index returned a stinging -58.53% and -58.23% respectively. November was the hardest hit month with the Fund and Index down -35.10% and -35.05%, respectively. In this index of the leading companies driving the growth of the Internet, each of the component members contributed negative double-digit returns for the period. Weakening demand, sales growth decline, and a substantial reduction in accessing capital markets took a toll on the Internet based companies.

Not surprisingly, the Technology sector, which comprises approximately 86% of the Fund's net assets, declined 62.6% for the period. Sixty-seven percent of the Technology sector consists of Computer Software Services, which dropped 66.0%.

For the period, the smallest negative performers in the Index included Intuit, Inc. (-23.6%), and Charles Schwab Corp. (-15.9%). The largest negative performers in the Index over the same period were Scient Corp. (-86.7%), Inktomi Corp. (-85.9%), and Internet Capital Group, Inc. (-84.4%).

                                                                STREETTRACKS MORGAN STANLEY         DOW JONES LARGE CAP INDEX
                                                                    INTERNET INDEX FUND          (BROAD-BASED COMPARATIVE INDEX)
                                                                ---------------------------      -------------------------------
09/25/00                                                                  $10,000.00                         $10,000.00
09/30/00                                                                   9,539.00                            9,969.00
10/31/00                                                                   7,594.00                            9,854.00
11/30/00                                                                   4,929.00                            8,908.00
12/31/00                                                                   4,147.00                            8,882.00

                            [streetTRACKS semi-annual report LOGO]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2000

    ----------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION           WEBMD            CNET                    SCIENT            i2 TECHNOLOGIES,       ORACLE
                             CORP.            NETWORKS, INC.          CORP.             INC.                   CORP.
    ----------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE                           1,524,400                                 1,500,750
                             $1,860,574                             1,503,541                                1,421,156
    ----------------------------------------------------------------------------------------------------------------------------
       % OF                  5.21%            4.27                    4.21              4.20                   3.98
       NET ASSETS
    ----------------------------------------------------------------------------------------------------------------------------

   The following Performance chart is provided to compare each Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE FOR THE PERIOD ENDING DECEMBER 31, 2000

    ----------------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -------------------------------------------------------------------------------------------
                                      NET ASSET      MARKET         MORGAN STANLEY          DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE          INTERNET INDEX       (BROAD-BASED COMPARATIVE INDEX)
    ----------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -56.52%      -57.60%             -56.21%                      -10.90%
       (1)
    ----------------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2000

                     [streetTRACKS semi-annual report LOGO]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

FORTUNE 500(R) INDEX FUND
The FORTUNE 500(R) Index Fund (the "Fund") seeks to replicate the total return of the FORTUNE 500(R) Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

Since its commencement of operations, on October 4, 2000, through December 31, 2000, the Fund and its Index returned -5.33% and -5.32% respectively. For the months ending November and December 2000, the Fund returned -6.50% and 0.65%, and the Index returned -6.51% and 0.65% for the same periods, while the S&P 500 Index returned -7.88% and 0.49%, respectively.

Coupled with high short-term interest rates and negative earnings reports, the Index's best performers during the period came from the old economy, while the worst were from the new economy. In this revenue ranked index of the largest companies in the U.S., the Health Care sector contributed the most (1.1%) with Financials giving an additional lift of 0.6%. On the downside, the Technology sector performed the worst. Weakening demand and an overall cash crunch within the largest sector pushed many of these companies to the bottom of the Index's performance list contributing a negative 6.53% to the Fund.

During the period, the largest positive performers in the Index included Conseco, Inc. (104.9%), Litton Industries, Inc. (75.3%), Allied Waste Industries, Inc. (73.9%), and Willamette Industries, Inc. (72.2%). The largest negative performers in the Index over the same period were Gateway 2000, Inc. (-60.8%), Xerox Corp. (-57.0%), and Lucent Technologies, Inc. (-56.9%).

                                                                                                    S&P 500 Index (broad-based
                                                                 FORTUNE 500(R) Index Fund              comparative index)
                                                                 -------------------------          --------------------------
10/4/00                                                                  $10,000.00                          $10,000.00
10/31/00                                                                  10,061.00                            9,971.00
11/30/00                                                                   9,407.00                            9,186.00
12/31/00                                                                   9,467.00                            9,230.00

                     [streetTRACKS semi-annual report LOGO]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2000

    -----------------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL          EXXON MOBIL     PFIZER,       CISCO            CITIGROUP,
                          ELECTRIC CO.     CORP.           INC.          SYSTEMS,         INC.
                                                                         INC.
    -----------------------------------------------------------------------------------------------------------
       MARKET VALUE       $4,185,759       2,658,288       2,552,862     2,379,800        2,260,537
    -----------------------------------------------------------------------------------------------------------
       % OF               4.53%            2.88            2.76          2.57             2.45
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------

   The following Performance chart is provided to compare each Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE FOR THE PERIOD ENDING DECEMBER 31, 2000

    ---------------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     ------------------------------------------------------------------------------------------
                                      NET ASSET      MARKET         FORTUNE 500(R)                S&P 500 INDEX
                                        VALUE        VALUE               INDEX           (BROAD-BASED COMPARATIVE INDEX)
    ---------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       -2.37%       -2.67%              -2.36%                      -4.57%
       (1)
    ---------------------------------------------------------------------------------------------------------------------------

   (1) For the period October 10, 2000 (commencement of trading on the AMEX) to December 31, 2000

                     [streetTRACKS semi-annual report LOGO]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

FORTUNE e-50(TM) INDEX FUND
The FORTUNE e-50(TM) Index Fund (the "Fund") seeks to replicate the total return of the FORTUNE e-50(TM) Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

Since its commencement of operations, on October 4, 2000, through December 31, 2000, the Fund and its Index returned a stinging -41.15% and -41.24% respectively. For the months ending November and December 2000, the Fund returned a stinging -27.75% and -12.62%, while the Index returned -27.87% and -12.63% for the same periods. In this Internet economy based index, most of the component members contributed negative returns. Only two of the fifty stocks had positive returns over the period. Weakening demand, negative earnings reports, and a substantial reduction to the capital markets took a toll on the Internet based companies.

The worst performing sector was Technology, which comprises over eighty percent of the Fund. The sector's heaviest weighted industries (Computers
Software/Services, Computer Hardware, and Computer Networking) lost 37.7%, 37.6%, and 33.7%, respectively.

During the period, the only positive performers in the Index included Qualcomm, Inc. (20.4%), and Citrix Systems, Inc. (3.1%). The largest negative performers in the Index over the same period were Networks Associates, Inc. (-80.8%), Inktomi Corp. (-80.3%), and Vertical Net, Inc. (-73.0%).

                                                                FORTUNE E-50(TM) Index Fund         Dow Jones Large Cap Index
                                                                ---------------------------         -------------------------
10/04/00                                                                  $10,000                             $10,000
10/31/00                                                                    9,322                               9,916
11/30/00                                                                    6,735                               8,964
12/31/00                                                                    5,885                               8,937

                            [streetTRACKS semi-annual report LOGO]
                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2000

    ----------------------------------------------------------------------------------------------------------
       DESCRIPTION        ORACLE         MICROSOFT     CISCO SYSTEMS,    AMERICA          INTEL
                          CORP.          CORP.         INC.              ONLINE, INC.     CORP.
    ----------------------------------------------------------------------------------------------------------
       MARKET VALUE       $4,566,474     4,310,044     4,115,088         3,683,441        3,230,095
    ----------------------------------------------------------------------------------------------------------
       % OF               9.18           8.67          8.28              7.41             6.50
       NET ASSETS
    ----------------------------------------------------------------------------------------------------------

   The following Performance chart is provided to compare each Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. The Fund's past performance is no guarantee of future results. The investment return and principal value of Fund shares will vary with changes in market conditions, and may be worth more or less than their original cost when they are redeemed or sold in the market.

   PERFORMANCE FOR THE PERIOD ENDING DECEMBER 31, 2000

    ---------------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     ------------------------------------------------------------------------------------------
                                      NET ASSET      MARKET        FORTUNE e-50(TM)         DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE               INDEX           (BROAD-BASED COMPARATIVE INDEX)
    ---------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -36.74%      -37.13%             -36.84%                      -7.14%
       (1)
    ---------------------------------------------------------------------------------------------------------------------------

   (1) For the period October 10, 2000 (commencement of trading on the AMEX) to December 31, 2000

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 99.9%
BEVERAGES (NON-ALCOHOLIC) -- 3.2%
The Coca-Cola Co.......................    15,169   $   924,361
                                                    -----------
BIOTECHNOLOGY -- 2.1%
Amgen, Inc. (a)........................     7,340       469,301
Immunex Corp. (a)......................     1,568        63,700
MedImmune, Inc. (a)....................     1,432        68,289
                                                    -----------
                                                        601,290
                                                    -----------
BROADCASTING (TV, RADIO & CABLE) -- 1.7%
AT&T Corp. -- Liberty Media Corp.
  (Class A) (a)........................    16,992       230,454
Comcast Corp. (Class A) (a)............     6,320       263,860
                                                    -----------
                                                        494,314
                                                    -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 1.1%
Nextel Communications, Inc. (Class A)
  (a)..................................     4,340       107,415
Sprint Corp. (PCS Group) (a)...........     5,264       107,583
Voicestream Wireless Corp. (a).........       992        99,820
                                                    -----------
                                                        314,818
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 7.2%
ADC Telecommunications, Inc. (a).......     5,112        92,655
Comverse Technology, Inc. (a)..........     1,152       125,136
Corning, Inc. .........................     6,284       331,874
JDS Uniphase Corp. (a).................     6,900       287,644
Lucent Technologies, Inc. .............    23,889       322,501
Motorola, Inc. ........................    15,592       315,738
QUALCOMM, Inc. (a).....................     5,382       442,333
Tellabs, Inc. (a)......................     2,696       152,324
                                                    -----------
                                                      2,070,205
                                                    -----------
COMPUTERS (HARDWARE) -- 6.3%
Brocade Communications Systems, Inc.
  (a)..................................     1,584       145,431
Dell Computer Corp. (a)................    16,512       287,928
Gateway, Inc. (a)......................     1,496        26,913
Hewlett-Packard Co. ...................    11,764       371,301
Juniper Networks, Inc. (a).............     1,712       215,819
Palm, Inc. (a).........................     4,088       115,742
Sun Microsystems, Inc. (a).............    22,852       636,999
                                                    -----------
                                                      1,800,133
                                                    -----------
COMPUTERS (NETWORKING) -- 7.2%
Cisco Systems, Inc. (a)................    50,225     1,921,106
Network Appliance, Inc. (a)............     2,166       139,030
                                                    -----------
                                                      2,060,136
                                                    -----------
COMPUTERS (PERIPHERALS) -- 3.6%
EMC Corp. (a)..........................    15,574     1,035,671
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 14.1%
Adobe Systems, Inc. ...................     1,728       100,548
America Online, Inc. (a)...............    16,620       578,376
Ariba, Inc. (a)........................     1,647        88,320
BEA Systems, Inc. (a)..................     2,712       182,552
Exodus Communications, Inc. (a)........     3,016        60,320
i2 Technologies, Inc. (a)..............     2,056       111,795
Microsoft Corp. (a)....................    32,522     1,410,642
Oracle Corp. (a).......................    30,674       891,463
Redback Networks, Inc. (a).............     1,000        41,000
Siebel Systems, Inc. (a)...............     2,576       174,202
VeriSign, Inc. (a).....................     1,296        96,147

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
VERITAS Software Corp. (a).............     2,912   $   254,800
Yahoo!, Inc. (a).......................     2,432        73,112
                                                    -----------
                                                      4,063,277
                                                    -----------
ELECTRICAL EQUIPMENT -- 12.6%
General Electric Co. ..................    70,853     3,396,516
Sanmina Corp. (a)......................     1,072        82,142
Solectron Corp. (a)....................     4,360       147,804
                                                    -----------
                                                      3,626,462
                                                    -----------
ELECTRONICS (INSTRUMENT) -- 0.6%
Agilent Technologies, Inc. (a).........     2,992       163,812
                                                    -----------
ELECTRONICS (SEMICONDUCTORS) -- 9.4%
Altera Corp. (a).......................     2,796        73,570
Analog Devices, Inc. (a)...............     2,576       131,859
Intel Corp. ...........................    45,288     1,361,470
Linear Technology Corp. ...............     2,256       104,340
Maxim Integrated Products, Inc. (a)....     1,944        92,948
PMC-Sierra, Inc. (a)...................     1,144        89,947
SDL, Inc. (a)..........................       620        91,876
Texas Instruments, Inc. ...............    12,388       586,881
Vitesse Semiconductor Corp. (a)........     1,304        72,128
Xilinx, Inc. (a).......................     2,384       109,962
                                                    -----------
                                                      2,714,981
                                                    -----------
ENTERTAINMENT -- 2.9%
Time Warner, Inc. .....................     7,852       410,188
Viacom, Inc. (Class B) (a).............     9,110       425,893
                                                    -----------
                                                        836,081
                                                    -----------
EQUIPMENT (SEMICONDUCTORS) -- 1.6%
Applied Materials, Inc. (a)............     5,848       223,320
Applied Micro Circuits Corp. (a).......     2,104       157,899
Broadcom Corp. (Class A) (a)...........       946        79,464
                                                    -----------
                                                        460,683
                                                    -----------
HEALTH CARE (DRUGS & PHARMACEUTICALS) -- 7.2%
Pfizer, Inc. ..........................    45,042     2,071,932
                                                    -----------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) -- 2.7%
Applera Corp. -- Applied Biosystems
  Group................................     1,512       142,223
Guidant Corp. (a)......................     2,224       119,957
Medtronic, Inc. .......................     8,580       518,017
                                                    -----------
                                                        780,197
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 0.8%
The Charles Schwab Corp................     7,776       220,644
                                                    -----------
LEISURE TIME (PRODUCTS) -- 0.3%
Harley Davidson, Inc. .................     2,200        87,450
                                                    -----------
MANUFACTURING (DIVERSIFIED) -- 2.3%
Tyco International Ltd. ...............    12,047       668,608
                                                    -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 0.4%
Anadarko Petroleum Corp. ..............     1,800       127,944
                                                    -----------
POWER PRODUCERS (INDEPENDENT) -- 0.5%
The AES Corp. (a)......................     2,704       149,734
                                                    -----------
RETAIL (BUILDING SUPPLIES) -- 2.6%
The Home Depot, Inc. ..................    16,544       755,854
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
RETAIL (DEPARTMENT STORES) -- 0.4%
Kohl's Corp. (a).......................     1,984   $   121,024
                                                    -----------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 4.8%
Costco Wholesale Corp. (a).............     3,240       129,397
Target Corp. ..........................     6,492       209,367
Wal-Mart Stores, Inc. .................    19,821     1,052,991
                                                    -----------
                                                      1,391,755
                                                    -----------
RETAIL SPECIALTY (APPAREL) -- 0.4%
The Gap, Inc. .........................     4,056       103,428
                                                    -----------
RETAIL STORES (DRUG STORE) -- 1.0%
Walgreen Co. ..........................     7,212       301,552
                                                    -----------
SERVICES (ADVERTISING/MARKETING) -- 0.4%
Omnicom Group, Inc. ...................     1,288       106,743
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 0.2%
Gemstar-TV Guide International, Inc.
  (a)..................................     1,408        64,944
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 0.2%
Computer Sciences Corp. (a)............     1,152        69,264
                                                    -----------
SERVICES (DATA PROCESSING) -- 0.4%
Paychex, Inc. .........................     2,392       116,311
                                                    -----------
TELEPHONE -- 1.4%
Qwest Communications International,
  Inc. (a).............................     9,850       403,850
                                                    -----------
TELEPHONE (LONG DISTANCE) -- 0.3%
Level 3 Communications, Inc. (a).......     2,224        72,975
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $38,171,644)...................              28,780,433
                                                    -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $17,971)..................    17,971        17,971
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $38,189,615)...................              28,798,404
OTHER ASSETS AND LIABILITIES -- 0.0%...                  (2,877)
                                                    -----------
NET ASSETS -- 100.0%...................             $28,795,527
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 99.8%
AIR FREIGHT -- 0.2%
FedEx Corp. (a)........................     2,828   $   113,007
                                                    -----------
ALUMINUM -- 0.6%
Alcoa, Inc. ...........................     9,304       311,684
                                                    -----------
AUTOMOBILES -- 1.4%
Ford Motor Co. ........................    19,781       463,617
General Motors Corp. ..................     5,760       293,400
                                                    -----------
                                                        757,017
                                                    -----------
BANKS (MAJOR REGIONAL) -- 7.7%
Bank One Corp. ........................    12,485       457,263
Fifth Third Bancorp....................     4,692       280,347
Firstar Corp. .........................    10,320       239,940
FleetBoston Financial Corp. ...........     9,704       364,507
Mellon Financial Corp. ................     5,260       258,726
National City Corp. ...................     5,765       165,744
Northern Trust Corp. ..................     2,288       186,615
PNC Financial Services Group...........     3,184       232,631
SunTrust Banks, Inc. ..................     2,824       177,912
The Bank of New York Co., Inc. ........     7,996       441,279
U.S. Bancorp...........................     8,184       238,871
Wachovia Corp. ........................     2,232       129,735
Wells Fargo & Co.......................    18,472     1,028,659
                                                    -----------
                                                      4,202,229
                                                    -----------
BANKS (MONEY CENTER) -- 3.2%
Bank of America Corp. .................    17,832       818,043
First Union Corp. .....................    10,513       292,393
The Chase Manhattan Corp. .............    14,101       640,714
                                                    -----------
                                                      1,751,150
                                                    -----------
BEVERAGES (ALCOHOLIC) -- 0.8%
Anheuser-Busch Cos., Inc. .............     9,844       447,902
                                                    -----------
BEVERAGES (NON-ALCOHOLIC) -- 1.4%
PepsiCo, Inc. .........................    15,640       775,157
                                                    -----------
CHEMICALS -- 1.5%
E. I. du Pont de Nemours & Co. ........    11,345       548,105
The Dow Chemical Co. ..................     7,445       272,673
                                                    -----------
                                                        820,778
                                                    -----------
COMPUTERS (HARDWARE) -- 3.0%
International Business Machines Corp.
  (IBM)................................    19,125     1,625,625
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 0.2%
Computer Associates International,
  Inc. ................................     5,152       100,464
                                                    -----------
CONSUMER FINANCE -- 1.4%
Household International, Inc. .........     5,092       280,060
MBNA Corp. ............................     8,200       302,888
Providian Financial Corp. .............     3,100       178,250
                                                    -----------
                                                        761,198
                                                    -----------
DISTRIBUTORS (FOOD & HEALTH) -- 1.0%
Cardinal Health, Inc. .................     3,024       301,266
SYSCO Corp. ...........................     7,312       219,360
                                                    -----------
                                                        520,626
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
ELECTRIC COMPANIES -- 1.5%
Duke Energy Corp. (a)..................     4,040   $   344,410
Exelon Corp. ..........................     3,500       245,735
The Southern Co. ......................     7,120       236,740
                                                    -----------
                                                        826,885
                                                    -----------
ELECTRICAL EQUIPMENT -- 0.7%
Emerson Electric Co. ..................     4,688       369,473
                                                    -----------
ENTERTAINMENT -- 1.2%
The Walt Disney Co.....................    22,585       653,553
                                                    -----------
FINANCIAL (DIVERSIFIED) -- 11.8%
American Express Co. ..................    12,752       700,563
Citigroup, Inc. .......................    54,734     2,794,855
Fannie Mae.............................    11,089       961,971
Freddie Mac............................     7,548       519,868
J.P. Morgan & Co., Inc. ...............     1,744       288,632
Morgan Stanley Dean Witter & Co. ......    12,324       976,677
State Street Corp. ....................     1,768       219,603
                                                    -----------
                                                      6,462,169
                                                    -----------
FOODS -- 1.0%
General Mills, Inc. ...................     3,036       135,292
H.J. Heinz Co. ........................     3,816       181,022
Sara Lee Corp. ........................     9,044       222,143
                                                    -----------
                                                        538,457
                                                    -----------
HEALTH CARE (DRUGS & PHARMACEUTICALS) -- 9.3%
Eli Lilly & Co. .......................    10,449       972,410
Merck & Co., Inc. .....................    25,053     2,345,587
Pharmacia Corp. .......................    14,033       856,013
Schering-Plough Corp. .................    15,872       900,736
                                                    -----------
                                                      5,074,746
                                                    -----------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.4%
HCA-The Healthcare Co. ................     5,388       237,126
                                                    -----------
HEALTH CARE (MANAGED CARE) -- 0.8%
CIGNA Corp. ...........................     1,628       215,384
UnitedHealth Group, Inc. (a)...........     3,600       220,950
                                                    -----------
                                                        436,334
                                                    -----------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) -- 0.5%
Baxter International, Inc. ............     3,208       283,307
                                                    -----------
HEALTH CARE (DIVERSIFIED) -- 8.7%
Abbott Laboratories....................    15,685       759,742
American Home Products Corp. ..........    14,209       902,982
Bristol-Myers Squibb Co. ..............    21,273     1,572,873
Johnson & Johnson......................    14,337     1,506,281
                                                    -----------
                                                      4,741,878
                                                    -----------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 2.8%
Kimberly-Clark Corp. ..................     5,809       410,638
The Procter & Gamble Co. ..............    14,165     1,111,067
                                                    -----------
                                                      1,521,705
                                                    -----------
INSURANCE BROKERS -- 0.6%
Marsh & McLennan Cos., Inc. ...........     2,976       348,192
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
INSURANCE (LIFE/HEALTH) -- 1.3%
AFLAC, Inc. ...........................     2,912   $   210,210
American General Corp. ................     2,773       226,000
MetLife, Inc. .........................     8,304       290,640
                                                    -----------
                                                        726,850
                                                    -----------
INSURANCE (MULTI-LINE) -- 4.2%
American International Group, Inc. ....    21,725     2,141,270
The Hartford Financial Services Group,
  Inc. ................................     2,400       169,500
                                                    -----------
                                                      2,310,770
                                                    -----------
INSURANCE (PROPERTY/CASUALTY) -- 0.9%
The Allstate Corp. ....................     7,961       346,801
The Chubb Corp. .......................     1,900       164,350
                                                    -----------
                                                        511,151
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 1.4%
Lehman Brothers Holdings, Inc. ........     2,600       175,825
Merrill Lynch & Co., Inc. .............     8,217       560,297
                                                    -----------
                                                        736,122
                                                    -----------
MACHINERY (DIVERSIFIED) -- 0.3%
Caterpillar, Inc. .....................     3,824       180,923
                                                    -----------
MANUFACTURING (DIVERSIFIED) -- 2.8%
Honeywell International, Inc. .........     8,760       414,457
Illinois Tool Works, Inc. .............     3,312       197,271
Minnesota Mining & Manufacturing Co.
  (3M).................................     4,336       522,488
United Technologies Corp. .............     5,136       403,818
                                                    -----------
                                                      1,538,034
                                                    -----------
OIL (DOMESTIC INTEGRATED) -- 0.5%
Conoco, Inc. (Class B).................     4,792       138,669
Phillips Petroleum Co. ................     2,368       134,680
                                                    -----------
                                                        273,349
                                                    -----------
OIL (INTERNATIONAL INTEGRATED) -- 7.8%
Chevron Corp. .........................     7,065       596,551
Exxon Mobil Corp. .....................    37,842     3,289,889
Texaco, Inc. ..........................     5,948       369,519
                                                    -----------
                                                      4,255,959
                                                    -----------
PAPER & FOREST PRODUCTS -- 0.6%
International Paper Co. ...............     5,204       212,388
Weyerhaeuser Co. ......................     2,344       118,958
                                                    -----------
                                                        331,346
                                                    -----------
PERSONAL CARE -- 0.7%
The Gillette Co. ......................    10,304       372,232
                                                    -----------
PHOTOGRAPHY/IMAGING -- 0.2%
Eastman Kodak Co. .....................     3,381       133,127
                                                    -----------
PUBLISHING -- 0.2%
The McGraw-Hill Cos., Inc. ............     2,136       125,223
                                                    -----------
PUBLISHING (NEWSPAPERS) -- 0.3%
Gannett Co., Inc. .....................     2,896       182,629
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
RAILROADS -- 0.2%
Union Pacific Corp. ...................     2,584   $   131,138
                                                    -----------
RESTAURANTS -- 0.9%
McDonald's Corp. ......................    14,196       482,664
                                                    -----------
RETAIL (BUILDING SUPPLIES) -- 0.3%
Lowe's Cos., Inc. .....................     3,880       172,660
                                                    -----------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 0.2%
Sears, Roebuck & Co. ..................     3,572       124,127
                                                    -----------
RETAIL STORES (DRUG STORE) -- 0.5%
CVS Corp. .............................     4,188       251,018
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 1.3%
Albertson's, Inc. .....................     4,328       114,692
Safeway, Inc. (a)......................     5,348       334,250
The Kroger Co. ........................     8,864       239,882
                                                    -----------
                                                        688,824
                                                    -----------
SAVINGS & LOAN COMPANIES -- 0.6%
Washington Mutual, Inc. ...............     5,817       308,665
                                                    -----------
SERVICES (ADVERTISING/MARKETING) -- 0.3%
The Interpublic Group of Cos., Inc. ...     3,312       140,967
                                                    -----------
SERVICES (DATA PROCESSING) -- 0.4%
First Data Corp. ......................     4,528       238,569
                                                    -----------
TELEPHONE -- 7.8%
ALLTEL Corp. ..........................     3,180       198,551
BellSouth Corp. .......................    20,273       829,926
SBC Communications, Inc. ..............    36,841     1,759,158
Verizon Communications.................    29,261     1,466,708
                                                    -----------
                                                      4,254,343
                                                    -----------
TELEPHONE (LONG DISTANCE) -- 2.4%
AT&T Corp. ............................    40,634       703,476
Sprint Corp. ..........................     7,784       158,113
WorldCom, Inc. (a).....................    31,329       440,564
                                                    -----------
                                                      1,302,153
                                                    -----------
TOBACCO -- 2.0%
Philip Morris Cos., Inc. ..............    24,425     1,074,700
                                                    -----------
TOTAL COMMON STOCKS -- (Cost
  $52,177,094).........................              54,528,205
                                                    -----------
SHORT TERM INVESTMENTS -- 0.0%
MONEY MARKET FUND -- 0.0%
AIM Short Term Investment Class Prime
  Fund (Cost $18,588)..................    18,588        18,588
                                                    -----------
TOTAL INVESTMENTS -- 99.8% (Cost
  $52,195,682).........................              54,546,793
OTHER ASSETS AND LIABILITIES -- 0.2%...                  83,160
                                                    -----------
NET ASSETS -- 100.0%...................             $54,629,953
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 99.9%
AEROSPACE/DEFENSE -- 0.5%
Newport News Shipbuilding, Inc.........     1,496   $    77,792
Orbital Sciences Corp. (a).............     2,061         8,502
                                                    -----------
                                                         86,294
                                                    -----------
AIR FREIGHT -- 1.3%
Atlas Air, Inc. (a)....................       852        27,797
Cheap Tickets, Inc. (a)................     1,276        12,441
EGL, Inc. (a)..........................     1,396        33,417
Expeditors International of Washington,
  Inc. ................................     2,639       141,681
                                                    -----------
                                                        215,336
                                                    -----------
AIRLINES -- 1.5%
Atlantic Coast Airlines Holdings, Inc.
  (a)..................................       920        37,605
SkyWest, Inc...........................     2,430        69,862
US Airways Group, Inc. (a).............     3,484       141,320
                                                    -----------
                                                        248,787
                                                    -----------
AUTO PARTS & EQUIPMENT -- 0.4%
Gentex Corp. (a).......................     3,846        71,632
                                                    -----------
BANKS (REGIONAL) -- 2.0%
Imperial Bancorp.......................     2,304        60,480
Investors Financial Services Corp......     1,301       111,886
Silicon Valley Bancshares (a)..........     2,473        85,473
Southwest Bancorporation of Texas, Inc.
  (a)..................................     1,373        58,953
                                                    -----------
                                                        316,792
                                                    -----------
BIOTECHNOLOGY -- 9.5%
Advanced Tissue Sciences, Inc. (a).....     2,846         8,627
Alexion Pharmaceuticals, Inc. (a)......       865        56,171
Alliance Pharmaceutical Corp. (a)......     2,453        21,157
Bio-Technology General Corp. (a).......     2,777        19,613
Biosite Diagnostics, Inc. (a)..........       724        29,277
Cell Genesys, Inc. (a).................     1,788        40,789
Cephalon, Inc. (a).....................     2,102       133,083
COR Therapeutics, Inc. (a).............     2,769        97,434
CV Therapeutics, Inc. (a)..............       822        58,156
CYTOGEN Corp. (a)......................     3,937         9,227
Enzo Biochem, Inc. (a).................     1,128        28,059
Enzon, Inc. (a)........................     2,168       134,551
Gene Logic, Inc. (a)...................     1,273        23,391
Genome Therapeutics Corp. (a)..........     1,085         7,561
Genzyme Transgenics Corp. (a)..........     1,016        14,541
Geron Corp. (a)........................     1,137        17,552
Hyseq, Inc. (a)........................       584         8,395
Immunomedics, Inc. (a).................     1,992        42,828
Invitrogen Corp. (a)...................     1,764       152,365
Lexicon Genetics, Inc. (a).............     2,213        36,791
Maxim Pharmaceuticals, Inc. (a)........     1,196         7,625
Myriad Genetics, Inc. (a)..............     1,005        83,164
Nabi (a)...............................     1,860         8,603
Northfield Laboratories, Inc. (a)......       672         7,056
NPS Pharmaceuticals, Inc. (a)..........     1,260        60,480
Organogenesis, Inc. (a)................     1,616        14,528
OSI Pharmaceuticals, Inc. (a)..........     1,312       105,124
Pharmacyclics, Inc. (a)................       840        28,770

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Regeneron Pharmaceuticals, Inc. (a)....     1,196   $    42,178
SangStat Medical Corp. (a).............       948        11,258
SuperGen, Inc. (a).....................     1,385        19,217
Techne Corp. (a).......................     2,150        77,534
The Immune Response Corp. (a)..........     1,444         3,791
Transkaryotic Therapies, Inc. (a)......       964        35,126
Trimeris, Inc. (a).....................       844        46,314
XOMA, Ltd. (a).........................     3,349        32,653
                                                    -----------
                                                      1,522,989
                                                    -----------
BROADCASTING (TV, RADIO & CABLE) -- 1.5%
Citadel Communications Corp. (a).......     1,741        20,892
Comcast Corp. (Class A) (a)............     1,237        51,103
Cox Radio, Inc. (Class A) (a)..........     2,133        48,126
Pegasus Communications Corp. (a).......     1,667        42,925
Sirius Satellite Radio, Inc. (a).......     1,679        50,265
Young Broadcasting, Inc. (Class A)
  (a)..................................       716        23,975
                                                    -----------
                                                        237,286
                                                    -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 1.3%
AirGate PCS, Inc. (a)..................       668        23,714
Arch Wireless, Inc. (a)................     3,849         2,405
Leap Wireless International, Inc.
  (a)..................................     1,334        33,350
Rural Celluar Corp. (Class A) (a)......       520        15,405
TeleCorp PCS, Inc. (Class A) (a).......     3,000        67,125
Teligent, Inc. (Class A) (a)...........     2,221         4,303
United States Cellular Corp. (a).......       800        48,200
WebLink Wireless, Inc. (a).............     2,333         8,020
                                                    -----------
                                                        202,522
                                                    -----------
CHEMICALS (SPECIALTY) -- 0.1%
MacDermid, Inc.........................     1,152        21,888
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 2.5%
ADTRAN, Inc. (a).......................     1,120        23,800
AudioCodes, Ltd. (a)...................     1,874        25,416
Audiovox Corp. (Class A) (a)...........       852         7,668
Brooktrout, Inc. (a)...................       645         6,107
Cable Design Technologies Corp. (a)....     2,269        38,148
Ditech Communications Corp. (a)........     1,520        24,415
Harmonic, Inc. (a).....................     3,000        17,063
Inter-Tel, Inc.........................     1,105         8,495
International FiberCom, Inc. (a).......     1,713         8,458
MasTec, Inc. (a).......................     1,332        26,640
Metricom, Inc. (a).....................       525         5,283
Netro Corp. (a)........................     2,000        13,875
Next Level Communications, Inc. (Class
  A) (a)...............................       848         9,646
NorthPoint Communications Group, Inc.
  (a)..................................     5,586         1,920
Osicom Technologies, Inc...............       564         9,059
P-Com, Inc. (a)........................     4,118        12,611
Proxim, Inc. (a).......................     1,348        57,964
SonicWall, Inc. (a)....................     2,300        37,375
Tut Systems, Inc. (a)..................       764         6,303
UTStarcom, Inc. (a)....................     1,949        30,210
Westell Technologies, Inc. (Class A)
  (a)..................................     2,193         6,716
Wireless Facilities, Inc. (a)..........       705        25,556
                                                    -----------
                                                        402,728
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMPUTERS (HARDWARE) -- 0.8%
Auspex Systems, Inc. (a)...............     2,280   $    15,960
Computer Network Technology Corp.
  (a)..................................     1,268        36,534
Concurrent Computer Corp. (a)..........     2,741        14,733
Copper Mountain Networks, Inc. (a).....     2,500        14,766
Digital Lightwave, Inc. (a)............       657        20,819
Echelon Corp. .........................     1,700        27,306
Entrada Networks, Inc. (a).............       741         1,297
Extended Systems, Inc. (a).............       386         4,511
                                                    -----------
                                                        135,926
                                                    -----------
COMPUTERS (PERIPHERALS) -- 1.6%
Advanced Digital Information Corp.
  (a)..................................     2,618        60,214
Iomega Corp. (a).......................    12,661        42,668
M-Systems Flash Disk Pioneers, Ltd.
  (a)..................................     1,001        13,951
Maxtor Corp. (a).......................     3,921        21,933
MICROS Systems, Inc. (a)...............       908        16,571
Quantum Corp. (a)......................     4,246        33,968
Read-Rite Corp. (a)....................     3,365        13,565
Wave Systems Corp. (Class A) (a).......     2,420        10,890
Western Digital Corp. (a)..............     8,767        21,370
Xircom, Inc. (a).......................     1,244        19,282
                                                    -----------
                                                        254,412
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 13.7%
About.com, Inc. (a)....................       956        25,752
ACTV, Inc. (a).........................     1,993         8,470
Acuate Corp. (a).......................     2,192        41,922
Allaire Corp. (a)......................     1,536         7,728
American Management Systems, Inc.
  (a)..................................     2,089        41,388
Answerthink, Inc. (a)..................     2,409         8,733
Ask Jeeves, Inc. (a)...................     1,289         3,142
Aspen Technology, Inc. (a).............     1,576        52,402
Avant! Corp. (a).......................     1,969        36,057
Aware, Inc. (a)........................     1,032        18,318
BackWeb Technologies, Ltd. (a).........     1,344         9,072
Broadbase Software, Inc. (a)...........     3,229        20,181
Cambridge Technology Partners, Inc.
  (a)..................................     3,209         8,424
Clarent Corp. (a)......................     1,800        20,362
Clarus Corp. (a).......................       808         5,656
Complete Busines Solutions, Inc. (a)...     1,816        18,727
Convera Corp. (a)......................       565        10,029
Dendrite International, Inc. (a).......     1,885        42,177
Digex, Inc. (a)........................     1,100        24,750
Documentum, Inc. (a)...................     1,902        94,506
eLoyalty Corp. (a).....................     2,280        14,749
ePresence, Inc. (a)....................     1,245         5,408
F5 Networks, Inc. (a)..................       783         7,439
General Magic, Inc. (a)................     3,029         4,260
GoTo.com, Inc. (a).....................     1,085         7,934
HNC Software, Inc. ....................     1,640        48,687
Hyperion Solutions Corp. (a)...........     1,712        26,429
IMRglobal Corp. (a)....................     1,693         9,100
Inet Technologies, Inc. (a)............       500        20,250
InfoCure Corp. (a).....................     1,801         6,754
Infonet Services Corp. (Class B) (a)...     5,100        25,500
internet.com Corp. (a).................     1,009         5,991
Intertrust Technologies Corp. (a)......     3,466        11,698
IntraNet Solutions, Inc. (a)...........       957        48,807

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
JDA Software Group, Inc. (a)...........     1,116   $    14,578
Keynote Systems, Inc. (a)..............       680         9,647
Legato Systems, Inc. (a)...............     4,482        33,335
Liberate Technologies, Inc. (a)........     2,732        37,223
LookSmart, Ltd. (a)....................     3,017         7,354
Macrovision Corp. (a)..................     2,351       174,011
Manugistics Group, Inc. (a)............     2,502       142,614
Metasolv Software, Inc. (a)............     1,221        11,142
MicroStrategy, Inc. (Class A) (a)......     1,293        12,283
MP3.com, Inc. (a)......................     1,416         5,089
Multex.com, Inc. (a)...................     1,636        21,677
NaviSite, Inc. (a).....................     3,020         7,078
Netegrity, Inc. (a)....................     1,550        84,281
NetIQ Corp. (a)........................     2,044       178,594
New Era of Networks, Inc. (a)..........     1,621         9,523
Open Market, Inc. (a)..................     2,165         2,368
OpenTV Corp. (a).......................     1,500        15,562
Packeteer, Inc. (a)....................       972        12,028
Perot Systems Corp. (Class A) (a)......     3,225        29,630
Pharmacopeia, Inc. (a).................     1,080        23,557
Priceline.com, Inc. (a)................     3,700         4,856
Project Software & Development, Inc.
  (a)..................................     1,149        12,334
Proxicom, Inc. (a).....................     1,800         7,425
PSINet, Inc. (a).......................     7,600         5,463
Puma Technologies, Inc. (a)............     2,061         8,566
RadiSys Corp. (a)......................       805        20,829
Rare Medium Group, Inc. (a)............     2,773         5,286
Razorfish, Inc. (Class A) (a)..........     1,953         3,174
Red Hat, Inc. (a)......................     3,600        22,500
Remedy Corp. (a).......................     1,529        25,324
Retek, Inc. (a)........................       332         8,093
Rhythms NetConnections, Inc. (a).......     3,141         3,534
S1 Corp. (a)...........................     2,900        15,225
Sanchez Computer Associates, Inc.
  (a)..................................     1,041         8,588
Scient Corp. (a).......................     2,100         6,825
SCM Microsystems, Inc. (a).............       692        22,836
Selectica, Inc. (a)....................     1,000        24,187
SERENA Software, Inc. (a)..............       877        30,024
SilverStream Software, Inc. (a)........       821        16,933
SportsLine.com, Inc. (a)...............       981         5,212
StarBase Corp. (a).....................     2,543         5,960
StarMedia Network, Inc. (a)............     3,141         5,938
Systems & Computer Technology Corp.
  (a)..................................     1,717        21,141
Take-Two Interactive Software, Inc.
  (a)..................................     1,521        17,491
THQ, Inc. (a)..........................     1,013        24,692
Transaction Systems Architects, Inc.
  (Class A) (a)........................     1,745        20,177
Tumbleweed Communications Corp. (a)....     1,137        19,453
USinternetworking, Inc. (a)............     4,600        23,000
VA Linux Systems, Inc. (a).............     1,533        12,456
Ventro Corp. (a).......................     2,341         2,341
Verity, Inc. (a).......................     1,721        41,412
Vertel Corp. (a).......................     1,553         3,640
Viant Corp. (a)........................     1,777         7,052
WatchGuard Technologies, Inc. (a)......       640        20,240
WebTrends Corp. (a)....................       800        23,150
Wind River Systems, Inc. (a)...........     3,277       111,828

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Wink Communications, Inc. (a)..........     1,276   $     7,656
ZixIt Corp. (a)........................       793         6,939
                                                    -----------
                                                      2,204,156
                                                    -----------
CONSUMER FINANCE -- 1.3%
AmeriCredit Corp. (a)..................     4,050       110,363
Metris Cos., Inc. .....................     3,147        82,805
NextCard, Inc. (a).....................     2,557        20,456
                                                    -----------
                                                        213,624
                                                    -----------
CONSUMER (JEWELRY/NOVELTIES) -- 0.4%
Blyth, Inc.............................     1,793        43,256
Fossil, Inc. (a).......................       912        13,210
                                                    -----------
                                                         56,466
                                                    -----------
DISTRIBUTORS (FOOD & HEALTH) -- 2.5%
Allscripts, Inc. (a)...................     1,268        11,848
AmeriSource Health Corp. (Class A)
  (a)..................................     2,636       133,118
Patterson Dental Co. (a)...............     3,313       112,228
Performance Food Group Co. (a).........       715        36,655
Priority Healthcare Corp. (Class B)
  (a)..................................     1,602        65,381
Scios, Inc. (a)........................     2,028        46,771
                                                    -----------
                                                        406,001
                                                    -----------
ELECTRICAL EQUIPMENT -- 2.4%
Artesyn Technologies, Inc. (a).........     1,861        29,543
Benchmark Electronics, Inc. (a)........       870        19,629
Black Box Corp. (a)....................     1,002        48,409
C&D Technologies, Inc..................     1,398        60,376
C-COR.net Corp. (a)....................     1,681        16,337
Catalytica Energy Systems, Inc. (a)....       588        10,142
Plexus Corp. (a).......................     2,077        63,121
Plug Power, Inc. (a)...................       573         8,416
Technitrol, Inc........................     1,452        59,714
Three-Five Systems, Inc. (a)...........     1,133        20,394
Viasystems Group, Inc. (a).............     2,200        18,288
Vicor Corp. (a)........................     1,027        31,195
                                                    -----------
                                                        385,564
                                                    -----------
ELECTRONICS (DEFENSE) -- 0.5%
Aeroflex, Inc. (a).....................                  85,389
                                            2,962   -----------
ELECTRONICS (INSTRUMENT) -- 1.8%
Aurora Biosciences Corp. (a)...........     1,018        32,003
Caliper Technologies Corp. (a).........       842        39,574
Cytyc Corp. (a)........................     1,962       122,748
Molecular Devices Corp. (a)............       833        57,008
Robotic Vision Systems, Inc. (a).......     2,053         5,646
Trimble Navigation, Ltd. (a)...........     1,134        27,216
                                                    -----------
                                                        284,195
                                                    -----------
ELECTRONICS (SEMICONDUCTORS) -- 3.3%
3Dfx Interactive, Inc. (a).............     2,217           554
Actel Corp. (a)........................     1,260        30,476
ANADIGICS, Inc. (a)....................     1,573        25,758
AXT, Inc. (a)..........................       988        32,666
C-Cube Microsystems, Inc. (a)..........     2,137        26,312
Centillium Communications, Inc. (a)....     1,300        28,925
Cirrus Logic, Inc. (a).................     3,018        56,587
DSP Group, Inc. (a)....................     1,204        25,340
hi/fn, Inc. (a)........................       444        12,210
Kopin Corp. (a)........................     3,213        35,544

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Oak Technology, Inc. (a)...............     2,603   $    22,614
PLX Technology, Inc. (a)...............       973         8,088
REMEC, Inc. (a)........................     2,354        22,657
Semtech Corp. (a)......................     3,402        75,057
Silicon Image, Inc. (a)................     2,221        12,077
Silicon Laboratories, Inc. (a).........       800        11,500
Silicon Storage Technology, Inc. (a)...     4,081        48,207
Siliconix, Inc. (a)....................       252         5,670
Virata Corp. (a).......................     3,000        32,625
Zoran Corp. (a)........................       843        13,066
                                                    -----------
                                                        525,933
                                                    -----------
ENGINEERING & CONSTRUCTION -- 1.0%
Dycom Industries, Inc. (a).............     2,140        76,906
EMOR Group, Inc. (a)...................       430        10,965
SBA Communications Corp. (a)...........     1,685        69,191
                                                    -----------
                                                        157,062
                                                    -----------
ENTERTAINMENT -- 0.1%
Metro-Goldwyn-Mayer, Inc. (a)..........     1,196        19,510
                                                    -----------
EQUIPMENT (SEMICONDUCTORS) -- 1.4%
Asyst Technologies, Inc. (a)...........     1,700        22,844
Brooks Automation, Inc. (a)............       796        22,338
Cymer, Inc. (a)........................     1,529        39,348
DuPont Photomasks, Inc. (a)............       552        29,169
EMCORE Corp. (a).......................     1,263        59,361
SpeedFam-IPEC, Inc. (a)................     1,232         7,469
Veeco Instruments, Inc. (a)............     1,192        47,829
                                                    -----------
                                                        228,358
                                                    -----------
FINANCIAL (DIVERSIFIED) -- 2.0%
CompuCredit Corp. (a)..................       863        15,642
Markel Corp. (a).......................       288        52,128
Pinnacle Holdings, Inc. (a)............     2,300        20,844
SEI Investments Co.....................     2,015       225,680
                                                    -----------
                                                        314,294
                                                    -----------
FOODS -- 1.2%
American Italian Pasta Co. (Class A)
  (a)..................................       904        24,239
Dreyer's Grand Ice Cream, Inc..........       705        22,736
Hain Celestial Group, Inc. (a).........     1,400        45,500
Suiza Foods Corp. (a)..................     1,391        66,768
The Earthgrains Co.....................     2,225        41,162
                                                    -----------
                                                        200,405
                                                    -----------
FOOTWEAR -- 0.1%
Kenneth Cole Productions, Inc. (Class
  A)...................................       535        21,534
                                                    -----------
GAMING, LOTTERY, & PARIMUTUEL -- 1.5%
Aztar Corp. (a)........................     2,041        26,405
International Game Technology (a)......     3,767       180,816
Pinnacle Entertainment, Inc. (a).......     1,129        15,242
Ticketmaster Online-CitySearch, Inc.
  (Class B) (a)........................     2,089        17,495
                                                    -----------
                                                        239,958
                                                    -----------
GOLD/PRECIOUS METALS (MINING) -- 0.7%
Meridian Gold, Inc. (a)................     4,013        27,589
Stillwater Mining Co. (a)..............     2,029        79,841
                                                    -----------
                                                        107,430
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
HARDWARE & TOOLS -- 0.3%
The Scotts Co. (Class A) (a)...........     1,476   $    54,520
                                                    -----------
HEALTH CARE (DRUGS) -- 1.2%
Alpharma, Inc. (Class A)...............     1,527        66,997
Medicis Pharmaceutical Corp. (Class A)
  (a)..................................     1,545        91,348
Noven Pharmaceuticals, Inc. (a)........     1,105        41,300
                                                    -----------
                                                        199,645
                                                    -----------
HEALTH CARE (DRUGS & PHARMACEUTICALS) -- 3.2%
Cell Pathways, Inc. (a)................     1,568         7,448
Cell Therapeutics, Inc. (a)............     1,232        55,517
Columbia Laboratories, Inc. (a)........     1,525         6,577
Emisphere Technologies, Inc. (a).......       820        20,500
EntreMed, Inc. (a).....................       851        14,680
Guilford Pharmaceuticals, Inc. (a).....     1,064        19,152
ICOS Corp. (a).........................     2,203       114,418
Inhale Therapeutic Systems, Inc. (a)...     2,213       111,756
Kos Pharmaceuticals, Inc. (a)..........       904        15,933
Ligand Pharmaceuticals, Inc. (Class B)
  (a)..................................     2,281        31,934
Mirvant Medical Technologies (a).......       852         7,908
SICOR, Inc. (a)........................     3,334        48,135
Tularik, Inc. (a)......................     1,500        44,156
United Therapeutics Corp. (a)..........       800        11,800
ViroPharma, Inc. (a)...................       800        11,587
                                                    -----------
                                                        521,501
                                                    -----------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.9%
Universal Health Services, Inc. (Class
  B) (a)...............................     1,331       148,739
                                                    -----------
HEALTH CARE (MANAGED CARE) -- 1.8%
Oxford Health Plans, Inc. (a)..........     3,502       138,329
Trigon Healthcare, Inc. (a)............     1,911       148,700
                                                    -----------
                                                        287,029
                                                    -----------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES) -- 2.2%
ArthroCare Corp. (a)...................     1,149        22,406
Cyberonics, Inc. (a)...................       933        21,692
Cygnus, Inc. (a).......................     1,485         7,239
DENTSPLY International, Inc. ..........     2,303        90,105
I-STAT Corp. ..........................       652        17,237
Imatron, Inc. (a)......................     5,294         7,279
Novoste Corp. (a)......................       696        19,140
PolyMedica Corp. (a)...................       609        20,325
Sunrise Technologies International,
  Inc. (a).............................     2,628         4,681
Sybron Dental Specialties, Inc. (a)....     1,800        30,375
Syncor International Corp. (a).........     1,265        46,015
Theragenics Corp. (a)..................     1,440         7,200
Visible Genetics, Inc. (a).............       772        29,143
VISX, Inc. (a).........................     3,142        32,795
                                                    -----------
                                                        355,632
                                                    -----------
HEALTH CARE (SPECIAL SERVICES) -- 3.4%
Advance Paradigm, Inc. (a).............     1,146        52,143
American Superconductor Corp. (a)......       997        28,477

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
CuraGen Corp. (a)......................     1,489    $   40,668
FuelCell Energy, Inc. (a)..............       724        49,639
Lincare Holdings, Inc. (a).............     2,750       156,922
Maxygen, Inc. (a)......................     1,121        27,465
Orthodontics Centers of America, Inc.
  (a)..................................     2,185        68,281
PAREXEL International Corp. (a)........     1,360        14,705
Pharmaceutical Product Development,
  Inc. (a).............................       989        49,141
Renal Care Group, Inc. (a).............     2,381        65,291
                                                    -----------
                                                        552,732
                                                    -----------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.4%
Ethan Allen Interiors, Inc.............     1,881        63,013
                                                    -----------
INVESTMENT MANAGEMENT -- 1.0%
Affiliated Managers Group, Inc. (a)....     1,028        56,411
Eaton Vance Corp. .....................     3,060        98,685
                                                    -----------
                                                        155,096
                                                    -----------
LEISURE TIME (PRODUCTS) -- 1.2%
Bally Total Fitness Holding Corp.
  (a)..................................     1,267        42,920
International Speedway Corp. (Class
  A)...................................       935        35,530
JAKKS Pacific, Inc. (a)................     1,024         9,344
Monaco Coach Corp. (a).................       972        17,192
Six Flags, Inc. (a)....................     4,017        69,042
Winnebago Industries, Inc..............       686        12,048
                                                    -----------
                                                        186,076
                                                    -----------
MACHINERY (DIVERSIFIED) -- 0.5%
MSC Industrial Direct Co., Inc. (Class
  A) (a)...............................     1,888        34,102
Presstek, Inc. (a).....................     1,601        16,810
The Manitowoc Co., Inc. ...............     1,240        35,960
                                                    -----------
                                                         86,872
                                                    -----------
MANUFACTURING (DIVERSIFIED) -- 0.2%
Tredegar Corp..........................     1,368        23,855
Uniroyal Technology Corp. (a)..........       865         5,406
                                                    -----------
                                                         29,261
                                                    -----------
MANUFACTURING (SPECIALIZED) -- 1.1%
Astec Industries, Inc. (a).............       800        10,550
CTS Corp. .............................     1,461        53,235
Dionex Corp. (a).......................     1,164        40,158
Roper Industries, Inc..................     1,608        53,165
Valence Technology, Inc. (a)...........     1,681        15,654
                                                    -----------
                                                        172,762
                                                    -----------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 0.2%
Western Gas Resources, Inc.............     1,045        35,203
                                                    -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.3%
United Stationers, Inc. (a)............     1,680        40,320
                                                    -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 3.5%
Atwood Oceanics, Inc. (a)..............       641        28,082
Friede Goldman Halter, Inc. (a)........     2,109         7,513
Helmerich & Payne, Inc. ...............     2,540       111,443
Key Energy Services, Inc. (a)..........     5,146        53,711
Marine Drilling Cos., Inc. (a).........     3,022        80,839
Parker Drilling Co. (a)................     4,693        23,758
Pride International, Inc. (a)..........     3,512        86,483
SEACOR SMIT, Inc. (a)..................       709        37,311

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Varco International, Inc. (a)..........     4,092   $    89,001
Veritas DGC, Inc. (a)..................     1,509        48,741
                                                    -----------
                                                        566,882
                                                    -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 2.6%
Basin Exploration, Inc. (a)............       836        21,318
Chesapeake Energy Corp. (a)............     6,983        70,703
Evergreen Resources, Inc. (a)..........       738        28,505
Forest Oil Corp........................     1,650        60,844
Louis Dreyfus Natural Gas Corp. (a)....     1,196        54,792
Stone Energy Corp. (a).................       908        58,611
The Meridian Resource Corp. (a)........     2,728        23,529
Tom Brown, Inc. (a)....................     1,397        45,926
Vintage Petroleum, Inc. ...............     2,417        51,966
                                                    -----------
                                                        416,194
                                                    -----------
PAPER & FOREST PRODUCTS -- 0.1%
Pope & Talbot, Inc.....................       741        12,458
                                                    -----------
PERSONAL CARE -- 0.1%
NBTY, Inc. (a).........................     3,041        14,445
                                                    -----------
PHOTOGRAPHY/IMAGING -- 0.4%
Concord Camera Corp. (a)...............       976        16,104
Zebra Technologies Corp. (Class A)
  (a)..................................     1,281        52,261
                                                    -----------
                                                         68,365
                                                    -----------
PUBLISHING -- 0.7%
John wiley & sons, Inc. (Class A)......     2,481        53,342
Meredith Corp..........................     1,617        52,047
                                                    -----------
                                                        105,389
                                                    -----------
RESTAURANTS -- 1.3%
CEC Entertainment, Inc. (a)............     1,342        45,796
Jack in the Box, Inc. (a)..............     2,020        59,464
Papa John's International, Inc. (a)....       957        21,293
Sonic Corp. (a)........................     1,386        32,311
The Cheesecake Factory, Inc. (a).......     1,416        54,339
                                                    -----------
                                                        213,203
                                                    -----------
RETAIL (COMPUTERS & ELECTRONICS) -- 0.4%
Tech Data Corp. (a)....................     2,636        71,296
                                                    -----------
RETAIL (DISCOUNTERS) -- 0.4%
Ross Stores, Inc.......................     4,247        71,668
                                                    -----------
RETAIL (HOME SHOPPING) -- 0.4%
eToys, Inc. (a)........................     5,078           952
Insight Enterprises, Inc. (a)..........     1,900        34,081
Stamps.com, Inc. (a)...................     2,157         5,999
ValueVision International, Inc. (Class
  A) (a)...............................     1,833        23,142
                                                    -----------
                                                         64,174
                                                    -----------
RETAIL (SPECIALTY) -- 1.9%
Barnes & Noble, Inc. (a)...............     2,489        65,958
Claire's Stores, Inc...................     2,229        39,983
Genesco, Inc. (a)......................     1,133        27,688
Guitar Center, Inc. (a)................       833         9,475
Linen 'n Things, Inc. (a)..............     2,097        57,930
O'Reilly Automotive, Inc. (a)..........     2,169        58,021
Williams-Sonoma, Inc. (a)..............     2,400        48,000
                                                    -----------
                                                        307,055
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
RETAIL (SPECIALTY APPAREL) -- 1.0%
American Eagle Outfitters, Inc. (a)....     1,449   $    61,220
AnnTaylor Stores Corp. (a).............     1,513        37,730
Pacific Sunwear of California, Inc.
  (a)..................................     1,668        42,743
The Children's Place Retail Stores,
  Inc. (a).............................       540        10,935
                                                    -----------
                                                        152,628
                                                    -----------
RETAIL STORES (DRUG STORE) -- 0.2%
Duane Reade, Inc. (a)..................       919        28,087
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 0.8%
Krispy Kreme Doughnuts, Inc. (a).......       513        42,579
Whole Foods Market, Inc. (a)...........     1,391        85,025
Wild Oats Markets, Inc. (a)............     1,217         5,172
                                                    -----------
                                                        132,776
                                                    -----------
SAVINGS & LOAN COMPANIES -- 0.1%
Net.B@nk, Inc. (a).....................     1,437         9,430
                                                    -----------
SERVICES (ADVERTISING/MARKETING) -- 1.4%
ADVO, Inc. (a).........................     1,072        47,570
Catalina Marketing Corp. (a)...........     2,743       106,805
HA-LO Industries, Inc. (a).............     3,297         7,418
Harte-Hanks, Inc. .....................     2,459        58,248
                                                    -----------
                                                        220,041
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 3.6%
Copart, Inc. (a).......................     2,493        53,599
DeVry, Inc. (a)........................     3,118       117,704
DiamondCluster International, Inc.
  (Class A) (a)........................     1,092        33,306
Digital Island, Inc. (a)...............     3,400        13,813
FreeMarkets, Inc. (a)..................     1,659        31,521
Getty Images, Inc. (a).................     1,864        59,648
IGEN International, Inc. (a)...........       530         6,526
InterDigital Communications Corp.
  (a)..................................     2,877        15,554
Jupiter Media Metrix, Inc. (a).........     1,489        13,866
Learning Tree International, Inc.
  (a)..................................       554        27,423
Modem Media, Inc. (Class A) (a)........     1,292         4,280
NCO Group, Inc. (a)....................     1,244        37,786
Pre-Paid Legal Services, Inc. (a)......     1,209        30,830
Student Advantage, Inc. (a)............     1,088         4,624
Sunrise Assisted Living, Inc. (a)......       844        21,100
Superior Energy Services, Inc. (a).....     1,997        22,966
Sylvan Learning Systems, Inc. (a)......     2,037        30,173
TeleTech Holdings, Inc. (a)............     1,568        28,812
The Profit Recovery Group
  International, Inc...................     2,273        14,490
Universal Access, Inc. (a).............     2,300        18,400
                                                    -----------
                                                        586,421
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 0.7%
CIBER, Inc. (a)........................     2,591        12,631
Digital River, Inc. (a)................     1,000         2,375
ePlus, Inc. (a)........................       464         5,278
Globix Corp. (a).......................     1,644         4,521
GoAmerica, Inc. (a)....................     2,772        14,899
Intraware, Inc. (a)....................     1,381         2,028

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Keane, Inc. (a)........................     2,789   $    27,193
MedQuist, Inc. (a).....................     1,933        30,928
Sykes Enterprises, Inc. (a)............     1,272         5,645
                                                    -----------
                                                        105,498
                                                    -----------
SERVICES (DATA PROCESSING) -- 1.7%
CSG Systems International, Inc.........     2,542       119,315
National Data Corp. ...................     1,644        60,212
NOVA Corp. (a).........................     3,359        66,970
ProBusiness Services, Inc. (a).........     1,088        28,900
                                                    -----------
                                                        275,397
                                                    -----------
SERVICES (FACILS/ENVIRONMENTAL) -- 0.4%
Tetra Tech, Inc. (a)...................     1,913        60,977
                                                    -----------
SHIPPING -- 0.1%
American Classic Voyages Co. (a).......     1,048        14,672
                                                    -----------
STEEL -- 0.3%
Maverick Tube Corp. (a)................     1,776        40,182
                                                    -----------
TELEPHONE (LONG DISTANCE) -- 1.7%
Adelphia Business Solutions, Inc.
  (Class A)............................     1,761         7,484
Allied Riser Communications Corp.
  (a)..................................     2,317         4,706
Covad Communications Group, Inc. (a)...     8,000        13,250
Focal Communications Corp. (a).........     1,200         8,400
Global TeleSystems, Inc. (a)...........    10,100         8,206
IDT Corp. (a)..........................       848        17,278
Intermedia Communications, Inc. (a)....     2,900        20,844
ITC/DeltaCom, Inc. (a).................     2,493        13,439
ITXC Corp. (a).........................     1,853        12,855
Mpower Communications Corp. (a)........     2,341        11,998
Network Plus Corp. (a).................     2,093         5,233
Primus Telecommunications Group, Inc.
  (a)..................................     1,830         4,232
Talk.com, Inc. (a).....................     3,473         4,992
Time Warner Telecom, Inc. (Class A)
  (a)..................................     1,707       108,288

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
Viatel, Inc. (a).......................     2,201   $     8,185
Williams Communications Group, Inc.
  (a)..................................     1,800        21,150
World Access, Inc. (a).................     4,315        10,383
                                                    -----------
                                                        280,923
                                                    -----------
TEXTILES (APPAREL) -- 0.1%
Quiksilver, Inc. (a)...................     1,172        22,707
                                                    -----------
TEXTILES (HOME FURNISHINGS) -- 0.5%
Mohawk Industries, Inc. (a)............     2,213        60,581
WestPoint Stevens, Inc. ...............     1,757        13,160
                                                    -----------
                                                         73,741
                                                    -----------
TRUCKING -- 0.4%
Landstar Systems, Inc. (a).............       473        26,222
Swift Transportation Co., Inc. (a).....     2,233        44,241
                                                    -----------
                                                         70,463
                                                    -----------
WASTE MANAGEMENT -- 0.2%
Stericycle, Inc. (a)...................       729        27,793
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $19,428,967)...................              16,067,737
                                                    -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $11,103)..................    11,103        11,103
                                                    -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $19,440,070)...................              16,078,840
OTHER ASSETS AND LIABILITIES -- 0.1%...                   8,172
                                                    -----------
NET ASSETS -- 100.0%...................             $16,087,012
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.6%
AEROSPACE/DEFENSE -- 1.3%
AAR Corp. ............................      2,122   $    26,790
Alliant Techsystems, Inc. (a).........      1,177        78,565
BE Aerospace, Inc. (a)................      2,181        34,896
Precision Castparts Corp. ............      4,014       168,839
                                                    -----------
                                                        309,090
                                                    -----------
AGRICULTURE -- 0.7%
Corn Products International, Inc. ....      2,842        82,596
Universal Corp. ......................      2,341        81,935
                                                    -----------
                                                        164,531
                                                    -----------
AIRLINES -- 0.5%
AirTran Holdings, Inc. (a)............      5,587        40,506
Alaska Air Group, Inc. (a)............      2,286        68,008
                                                    -----------
                                                        108,514
                                                    -----------
AUTO PARTS & EQUIPMENT -- 2.7%
ArvinMeritor, Inc. ...................      6,035        68,648
BorgWarner, Inc. .....................      2,237        89,480
Cooper Tire & Rubber Co. .............      6,267        66,587
Federal-Mogul Corp. ..................      4,511        10,431
Modine Manufacturing Co. .............      2,081        43,181
Snap-on, Inc. ........................      5,066       141,215
Superior Industries International,
  Inc. ...............................      1,685        53,183
Tenneco Automotive, Inc. .............      3,034         9,102
Tower Automotive, Inc. (a)............      4,102        36,918
Visteon Corp. ........................     11,314       130,111
                                                    -----------
                                                        648,856
                                                    -----------
BANKS (REGIONAL) -- 10.7%
AMCORE Financial, Inc. ...............      2,150        44,478
BancWest Corp. .......................      4,590       119,914
BSB Bancorp, Inc. ....................        889        11,710
Centura Banks, Inc. ..................      3,450       166,462
Chittenden Corp. .....................      2,297        69,628
Citizens Banking Corp. ...............      3,458       100,498
City National Corp. ..................      3,514       136,387
Colonial Bancgroup, Inc. .............      9,066        97,459
Commerce Bancorp, Inc. ...............      2,749       187,963
Commercial Federal Corp. .............      4,683        91,026
Community First Bankshares, Inc. .....      4,362        82,333
Cullen/Frost Bankers, Inc. ...........      4,474       187,069
East West Bancorp, Inc. ..............      1,865        46,508
First Midwest Bancorp, Inc. ..........      3,310        95,163
FirstMerit Corp. .....................      7,040       188,210
GBC Bancorp...........................        937        35,957
Greater Bay Bancorp...................      3,090       126,690
Hudson United Bancorp.................      4,619        96,710
Pacific Century Financial Corp. ......      6,867       121,460
Provident Bankshares Corp. ...........      2,321        48,451
Provident Financial Group, Inc. ......      2,910       109,125
Republic Bancorp, Inc. ...............      3,411        36,883
South Financial Group, Inc. ..........      3,730        49,423
Sterling Bancshares, Inc. ............      2,162        42,700
Trustmark Corp. ......................      4,987       104,727
UCBH Holdings, Inc. ..................        808        37,673
UnionBanCal Corp. ....................      4,886       117,569
                                                    -----------
                                                      2,552,176
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
BUILDING MATERIALS GROUP -- 0.7%
Johns Manville Corp. .................      3,014   $    38,993
Lafarge Corp. ........................      2,662        62,890
USG Corp. ............................      3,300        74,250
                                                    -----------
                                                        176,133
                                                    -----------
CHEMICALS (DIVERSIFIED) -- 0.4%
Olin Corp. ...........................      3,902        86,332
                                                    -----------
CHEMICALS SPECIALTY -- 3.4%
A. Schulman, Inc. ....................      2,597        29,866
Crompton Corp. .......................      9,653       101,356
Cytec Industries, Inc. (a)............      3,462       138,264
Ferro Corp. ..........................      2,998        68,954
H.B. Fuller Co. ......................      1,217        48,014
Lubrizol Corp. .......................      4,543       116,982
Millennium Chemicals, Inc. ...........      5,555       100,684
RPM, Inc. ............................      8,924        76,412
Valspar Corp. ........................      3,082        99,179
W.R. Grace & Co. (a)..................      5,999        19,122
                                                    -----------
                                                        798,833
                                                    -----------
CONSTRUCTION -- 0.2%
Texas Industries, Inc. ...............      1,773        53,190
                                                    -----------
CONSUMER (JEWELRY/NOVELTIES) -- 0.2%
American Greetings Corp. (Class A)....      4,970        46,904
                                                    -----------
CONTAINERS (METALS & GLASS) -- 0.8%
Ball Corp. ...........................      2,518       115,985
Owens-Illinois, Inc. (a)..............     12,600        71,663
                                                    -----------
                                                        187,648
                                                    -----------
CONTAINERS/PACKAGING (PAPER) -- 0.2%
Chesapeake Corp. .....................      1,325        27,245
Mail-Well, Inc. (a)...................      4,462        19,243
                                                    -----------
                                                         46,488
                                                    -----------
DISTRIBUTORS (FOOD & HEALTH) -- 1.0%
Fleming Cos., Inc. ...................      3,426        40,470
Henry Schein, Inc. (a)................      3,570       123,611
Owens & Minor, Inc. ..................      2,841        50,428
PSS World Medical, Inc. (a)...........      5,627        28,135
                                                    -----------
                                                        242,644
                                                    -----------
ELECTRIC COMPANIES -- 5.5%
ALLETE................................      5,723       142,002
Cleco Corp. ..........................      1,945       106,489
Conectiv, Inc. .......................      7,128       143,005
El Paso Electric Co. (a)..............      4,626        61,063
Hawaiian Electric Industries, Inc. ...      2,798       104,051
IDACORP, Inc. ........................      2,954       144,931
OGE Energy Corp. .....................      6,735       164,586
Public Service Co. of New Mexico......      3,445        92,369
RSG Energy Group, Inc. ...............      3,033        98,383
Sierra Pacific Resources..............      6,767       108,695
Western Resources, Inc. ..............      5,999       148,850
                                                    -----------
                                                      1,314,424
                                                    -----------
ELECTRICAL EQUIPMENT -- 1.0%
APW Ltd. (a)..........................      3,418       115,357
Checkpoint Systems, Inc. (a)..........      2,713        20,178

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
SLI, Inc. ............................      2,777   $    17,877
Thomas & Betts Corp. .................      5,014        81,164
                                                    -----------
                                                        234,576
                                                    -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.0%
CellStar Corp. .......................      3,406         4,896
                                                    -----------
ELECTRONICS (DEFENSE) -- 0.9%
Litton Industries, Inc. (a)...........      2,810       221,112
                                                    -----------
ENGINEERING & CONSTRUCTION -- 0.5%
Jacobs Engineering Group, Inc. (a)....      1,970        90,989
Washington Group International, Inc.
  (a).................................      2,782        22,778
                                                    -----------
                                                        113,767
                                                    -----------
FINANCIAL (DIVERSIFIED) -- 14.3%
Allied Capital Corp. .................      6,955       145,186
Arden Realty, Inc. ...................      5,475       137,559
Brandywine Realty Trust...............      2,349        48,595
BRE Properties, Inc. (Class A)........      3,938       124,785
Burnham Pacific Properties, Inc. .....      2,897        13,399
Camden Property Trust.................      3,306       110,751
Capital Automotive REIT...............      1,797        24,821
CBL & Associates Properties, Inc. ....      1,997        50,549
Chelsea GCA Realty, Inc. .............      1,380        50,888
Colonial Properties Trust.............        772        20,120
Cousins Properties, Inc. .............      3,425        95,686
Developers Diversified Realty
  Corp. ..............................      4,794        63,820
Doral Financial Corp. ................      3,666        88,671
Equity Inns, Inc. ....................      3,273        20,252
Federal Realty Investment Trust.......      3,402        64,638
FelCor Lodging Trust, Inc. ...........      3,498        83,733
First Industrial Reality Trust,
  Inc. ...............................      3,350       113,900
General Growth Properties, Inc. ......      3,935       142,398
Glenborough Reality Trust, Inc. ......      2,209        38,381
Health Care Property Investors,
  Inc. ...............................      4,419       132,018
Health Care REIT, Inc. ...............      2,473        40,186
Healthcare Reality Trust, Inc. .......      3,470        73,738
Highwoods Properties, Inc. ...........      5,051       125,644
Home Properties of New York, Inc. ....      1,601        44,728
Hospitality Properties Trust..........      4,883       110,478
HRPT Properties Trust.................     11,310        85,532
IndyMac Bancorp, Inc. ................      6,287       185,467
iStar Financial, Inc. ................      2,742        53,983
JDN Realty Corp. .....................      2,317        24,473
Kilroy Realty Corp. ..................      2,289        64,235
Koger Equity..........................      1,629        25,351
Macerich Co. .........................      2,954        56,680
Mack-Cali Realty Corp. ...............      4,995       142,670
Manufactured Home Communities,
  Inc. ...............................      1,901        55,129
Medallion Financial Corp. ............      1,213        17,740
Mills Corp. ..........................      2,077        34,400
Mutual Risk Management, Ltd. .........      3,558        54,037
Nationwide Health Properties, Inc. ...      3,998        51,474
Post Properties, Inc. ................      3,418       128,389
Prentiss Properties Trust.............      3,145        84,718
Reckson Associates Realty Corp. ......      3,602        90,275
RFS Hotel Investors, Inc. ............      2,117        27,653

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Security Capital Group, Inc. (Class B)
  (a).................................      3,462   $    69,456
Shurgard Storage Centers, Inc. (Class
  A)..................................      2,409        58,870
SL Green Realty Corp. ................      2,109        59,052
Storage USA, Inc. ....................      2,293        72,803
                                                    -----------
                                                      3,407,311
                                                    -----------
FOODS -- 1.9%
Dean Foods Co. .......................      2,909        89,270
Dole Food Co., Inc. ..................      3,238        53,022
International Multifoods Corp. .......      1,481        30,083
Michael Foods, Inc. ..................      1,325        39,916
Smithfield Foods, Inc. (a)............      3,530       107,312
Tyson Foods, Inc. (Class A)...........     10,594       135,073
                                                    -----------
                                                        454,676
                                                    -----------
FOOTWEAR -- 0.8%
Reebok International, Ltd. (a)........      3,798       103,837
Stride Rite Corp. ....................      3,462        24,234
Wolverine World Wide, Inc. ...........      3,310        50,478
                                                    -----------
                                                        178,549
                                                    -----------
GAMING, LOTTERY, & PARIMUTUEL -- 0.3%
Anchor Gaming (a).....................      1,992        77,688
                                                    -----------
GOLD/PRECIOUS METALS (MINING) -- 0.1%
Battle Mountain Gold Co. (a)..........     14,736        24,867
                                                    -----------
HARDWARE & TOOLS -- 0.1%
WD-40 Co. ............................      1,336        25,969
                                                    -----------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.3%
Quorum Health Group, Inc. ............      4,627        72,875
                                                    -----------
HEALTH CARE (LONG TERM CARE) -- 0.6%
Manor Care, Inc. (a)..................      7,332       151,222
                                                    -----------
HEALTH CARE (MANAGED CARE) -- 1.8%
Coventry Health Care, Inc. (a)........      4,211       112,381
Humana, Inc. (a)......................     13,691       208,788
PacifiCare Health Systems, Inc. (a)...      3,000        45,000
US Oncology, Inc. (a).................      8,097        51,112
                                                    -----------
                                                        417,281
                                                    -----------
HEALTH CARE (SPECIAL SERVICES) -- 2.3%
Laboratory Corp. of America
  Holdings............................      2,015       354,640
Omnicare, Inc. .......................      7,972       172,395
Pediatrix Medical Group, Inc. (a).....      1,365        32,845
                                                    -----------
                                                        559,880
                                                    -----------
HOMEBUILDING -- 3.0%
Champion Enterprises, Inc. (a)........      4,086        11,237
D.R. Horton, Inc. ....................      4,987       121,870
Del Webb Corp. (a)....................      1,589        46,478
Fairfield Communities, Inc. (a).......      3,666        51,553
Fleetwood Enterprises, Inc. ..........      2,829        29,704
Kaufman & Broad Home Corp. ...........      2,965        99,883
Lennar Corp. .........................      3,115       112,919
LNR Property Corp. ...................      2,113        46,486
Pulte Corp. ..........................      2,657       112,092
Toll Brothers, Inc. (a)...............      2,113        86,369
                                                    -----------
                                                        718,591
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
HOUSEHOLD FURNISHINGS &
APPLIANCES -- 0.6%
Furniture Brands International, Inc.
  (a).................................      4,294   $    90,442
U.S. Industries, Inc. ................      6,747        53,976
                                                    -----------
                                                        144,418
                                                    -----------
HOUSEWARES -- 0.4%
Tupperware Corp. .....................      4,494        91,846
                                                    -----------
INSURANCE (LIFE/HEALTH) -- 1.0%
AmerUs Group Co. .....................      1,292        41,829
Nationwide Financial Services, Inc.
  (Class A)...........................      2,073        98,467
Presidential Life Corp. ..............      2,629        39,271
Reinsurance Group of America, Inc. ...      1,789        63,509
                                                    -----------
                                                        243,076
                                                    -----------
INSURANCE (MULTI-LINE) -- 1.0%
Leucadia National Corp. ..............      2,885       102,237
StanCorp Financial Group, Inc. .......      2,766       132,076
                                                    -----------
                                                        234,313
                                                    -----------
INSURANCE (PROPERTY/CASUALTY) -- 8.5%
American Financial Group, Inc. .......      2,594        68,903
Enhance Financial Services Group,
  Inc. ...............................      3,006        46,405
Everest Re Group, Ltd. ...............      3,962       283,778
Fidelity National Financial, Inc. ....      4,926       181,954
First American Corp. .................      4,426       145,505
Fremont General Corp. ................      5,506        15,486
HCC Insurance Holdings, Inc. .........      3,670        98,861
Horace Mann Educators Corp. ..........      3,538        75,625
Mercury General Corp. ................      2,257        99,026
Ohio Casualty Corp. ..................      4,898        48,980
Old Republic International Corp. .....      9,545       305,440
Radian Group, Inc. (a)................      3,262       244,854
RenaissanceRe Holdings Ltd. ..........      1,517       118,800
Selective Insurance Group, Inc. ......      2,157        52,307
Trenwick Group Ltd. ..................      3,165        78,531
Unitrin, Inc. ........................      3,893       158,153
                                                    -----------
                                                      2,022,608
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 0.8%
Jefferies Group, Inc. ................      2,073        64,781
Raymond James Financial, Inc. ........      3,638       126,875
                                                    -----------
                                                        191,656
                                                    -----------
INVESTMENT MANAGEMENT -- 0.5%
American Capital Strategies, Ltd. ....      2,133        53,725
Phoenix Investment Partners, Ltd. ....      3,930        61,652
                                                    -----------
                                                        115,377
                                                    -----------
LEISURE TIME (PRODUCTS) -- 0.3%
Polaris Industries, Inc. .............      2,066        82,123
                                                    -----------
LODGING (HOTELS) -- 0.6%
Meditrust Cos. .......................     12,706        32,559
MeriStar Hospitality Corp. ...........      3,978        78,317
Prime Hospitality Corp. (a)...........      3,066        35,642
                                                    -----------
                                                        146,518
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
MACHINERY (DIVERSIFIED) -- 0.6%
Milacron, Inc. .......................      2,914   $    46,806
Terex Corp. (a).......................      2,386        38,623
Timken Co. ...........................      4,510        68,214
                                                    -----------
                                                        153,643
                                                    -----------
MANUFACTURING (DIVERSIFIED) -- 1.5%
Crane Co. ............................      4,255       121,002
Esterline Technologies Corp. (a)......      1,501        39,401
Kaman Corp. (Class A).................      1,849        31,202
National Service Industries, Inc. ....      3,526        90,574
Trinity Industries, Inc. .............      3,314        82,850
                                                    -----------
                                                        365,029
                                                    -----------
MANUFACTURING (SPECIALIZED) -- 1.4%
Albany International Corp. (Class
  A)..................................      1,993        26,781
Briggs & Stratton Corp. ..............      1,929        85,599
Flowserve Corp. ......................      3,237        69,191
Regal-Beloit Corp. ...................      1,665        28,405
Watts Industries, Inc. (Class A)......      1,301        18,051
York International Corp. .............      3,306       101,453
                                                    -----------
                                                        329,480
                                                    -----------
METAL FABRICATORS -- 0.5%
General Cable Corp. ..................      3,041        13,494
Mueller Industries, Inc. (a)..........      2,882        77,274
Ryerson Tull, Inc. ...................      2,142        17,672
Wolverine Tube, Inc. (a)..............      1,073        12,865
                                                    -----------
                                                        121,305
                                                    -----------
NATURAL GAS (DISTRIBUTION &
  PIPE LINE) -- 3.0%
AGL Resources, Inc. ..................      4,287        94,582
Northwest Natural Gas Co. ............      2,178        57,717
NUI Corp. ............................      1,024        32,960
ONEOK, Inc. ..........................      2,033        97,838
Peoples Energy Corp. .................      3,053       136,622
Piedmont Natural Gas Co., Inc. .......      2,737       104,519
Questar Corp. ........................      6,416       192,881
                                                    -----------
                                                        717,119
                                                    -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.3%
Steelcase, Inc. (Class A).............      1,708        23,699
Wallace Computer Services, Inc. ......      3,290        55,930
                                                    -----------
                                                         79,629
                                                    -----------
OIL (INTERNATIONAL INTEGRATED) -- 0.1%
Tesoro Petroleum Corp. (a)............      2,665        30,981
                                                    -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 0.2%
Seitel, Inc. (a)......................      2,077        38,295
                                                    -----------
PAPER & FOREST PRODUCTS -- 1.0%
Caraustar Industries, Inc. ...........      2,229        20,897
Louisiana-Pacific Corp. ..............      9,109        92,228
Rayonier, Inc. .......................      2,353        93,679
Wausau-Mosinee Paper Corp. ...........      3,262        33,028
                                                    -----------
                                                        239,832
                                                    -----------
PERSONAL CARE -- 0.5%
Alberto-Culver Co. (Class B)..........      2,850       122,016
                                                    -----------
PUBLISHING -- 0.3%
Hollinger International, Inc. ........      4,671        74,152
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
RAILROADS -- 0.2%
Wisconsin Central Transportation Corp.
  (a).................................      3,097   $    46,649
                                                    -----------
RESTAURANTS -- 1.0%
Bob Evans Farms, Inc. ................      3,054        65,088
CBRL Group, Inc. .....................      4,931        89,683
IHOP Corp. (a)........................      1,597        34,635
Lone Star Steakhouse & Saloon,
  Inc. ...............................      2,137        20,569
Ryan's Family Steak Houses, Inc.
  (a).................................      2,714        25,613
                                                    -----------
                                                        235,588
                                                    -----------
RETAIL (BUILDING SUPPLIES) -- 0.1%
Hughes Supply, Inc. ..................      1,929        34,606
                                                    -----------
RETAIL (DEPARTMENT STORES) -- 0.4%
Dillards, Inc. (Class A)..............      7,600        89,775
                                                    -----------
RETAIL (DISCOUNTERS) -- 0.7%
Consolidated Stores Corp. (a).........      9,733       103,413
Dress Barn, Inc. (a)..................      1,208        35,032
ShopKo Stores, Inc. (a)...............      2,561        12,805
Stein Mart, Inc. (a)..................      2,309        26,842
                                                    -----------
                                                        178,092
                                                    -----------
RETAIL (SPECIALTY) -- 1.0%
Casey's General Stores, Inc. .........      3,663        54,716
Finish Line, Inc. (Class A) (a).......      1,576         9,308
Footstar, Inc. (a)....................      1,688        83,556
OfficeMax, Inc. (a)...................      7,888        22,678
Pep Boys - Manny, Moe & Jack..........      4,106        14,884
PETsMART, Inc. (a)....................      8,744        25,139
Trans World Entertainment Corp. (a)...      2,598        23,220
                                                    -----------
                                                        233,501
                                                    -----------
RETAIL (SPECIALTY APPAREL) -- 0.6%
Charming Shoppes, Inc. (a)............      8,637        51,822
Talbots, Inc. ........................      2,066        94,261
                                                    -----------
                                                        146,083
                                                    -----------
RETAIL STORES (DRUG STORE) -- 0.2%
Longs Drug Stores Corp. ..............      1,885        45,476
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 0.9%
Delhaize America, Inc. (Class B)......      2,906        52,308
Delhaize America, Inc. (Class A)......      9,129       161,469
Great Atlantic & Pacific Tea Co.,
  Inc. ...............................      1,500        10,500
                                                    -----------
                                                        224,277
                                                    -----------
SAVINGS & LOAN COMPANIES -- 8.4%
Anchor BanCorp Wisconsin, Inc. .......      1,889        30,224
Astoria Financial Corp. ..............      4,294       233,218
Bank United Corp. (Class A)...........      2,806       191,334
Bay View Capital Corp. ...............      2,537        15,856
Dime Community Bancshares.............        801        20,225
Downey Financial Corp. ...............      1,941       106,755
First Sentinel Bancorp, Inc. .........      2,814        32,361
FirstFed Financial Corp. (a)..........      1,505        48,630
Golden State Bancorp, Inc. ...........      5,042       158,508
Harbor Florida Bancshares, Inc. ......      2,222        33,191
Hudson City Bancorp, Inc. ............      4,600        93,150
Independence Community Bank Corp. ....      5,698        90,812
MAF Bancorp, Inc. ....................      1,889        53,719
New York Community Bancorp
  Incorporated (a)....................      1,907        70,082

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
OceanFirst Financial Corp. ...........        717   $    17,656
Ocwen Financial Corp. (a).............      3,174        20,234
People's Bank.........................      2,217        57,365
PFF Bancorp, Inc. ....................      1,169        24,403
Republic Security Financial Corp. ....      4,214        30,420
Richmond County Financial Corp. ......      1,985        51,858
Roslyn Bancorp, Inc. .................      5,311       145,057
Sovereign Bancorp, Inc. ..............     19,542       158,779
Staten Island Bancorp, Inc. ..........      2,885        61,667
Washington Federal, Inc. .............      4,503       128,054
Webster Financial Corp. ..............      4,595       130,096
                                                    -----------
                                                      2,003,654
                                                    -----------
SERVICES (ADVERTISING/MARKETING) -- 0.7%
True North Communications, Inc. ......      3,903       165,877
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 1.2%
Avis Group Holdings, Inc. (a).........      2,213        72,061
Pittston Brink's Group................      4,434        88,126
Rent-A-Center, Inc. (a)...............      1,708        58,926
Service Corporation International.....     23,933        41,883
Stewart Enterprises, Inc. (Class A)...      7,421        14,146
                                                    -----------
                                                        275,142
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 0.2%
Efunds Corporation (a)................      3,900        35,831
                                                    -----------
SERVICES (EMPLOYMENT) -- 0.2%
kforce.com, Inc. (a)..................      2,824         8,649
Modis Professional Services, Inc.
  (a).................................      8,100        33,412
                                                    -----------
                                                         42,061
                                                    -----------
SHIPPING -- 0.3%
Alexander & Baldwin, Inc. ............      3,078        80,798
                                                    -----------
SPECIALTY PRINTING -- 0.4%
Banta Corp. ..........................      2,157        54,831
Bowne & Co., Inc. ....................      2,901        30,642
                                                    -----------
                                                         85,473
                                                    -----------
STEEL -- 1.1%
AK Steel Holding Corp. ...............      9,368        81,970
Allegheny Technologies, Inc. .........      5,703        90,535
Carpenter Technology Corp. ...........      1,693        59,255
Cleveland-Cliffs, Inc. ...............        908        19,579
                                                    -----------
                                                        251,339
                                                    -----------
TEXTILES (APPAREL) -- 0.5%
Kellwood Co. .........................      2,069        43,708
Nautica Enterprises, Inc. (a).........      2,457        37,431
Phillips-Van Heusen Corp. ............      2,333        30,329
Russell Corp. ........................      1,125        17,367
                                                    -----------
                                                        128,835
                                                    -----------
TEXTILES (HOME FURNISHINGS) -- 0.3%
Interface, Inc. (Class A).............      3,778        32,821
Springs Industries, Inc. (Class A)....        932        30,232
                                                    -----------
                                                         63,053
                                                    -----------
TEXTILES (SPECIALTY) -- 0.2%
Unifi, Inc. (a).......................      4,519        40,389
                                                    -----------
TRUCKING -- 1.4%
Arkansas Best Corp. (a)...............      1,717        31,442
J.B. Hunt Transport Services, Inc. ...      1,805        30,347

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
Roadway Express, Inc. ................        804   $    17,035
Ryder Systems, Inc. ..................      4,655        77,389
USFreightways Corp. ..................      2,301        69,210
Werner Enterprises, Inc. .............      4,070        69,190
Yellow Corp. (a)......................      2,154        43,855
                                                    -----------
                                                        338,468
                                                    -----------
TRUCKS & PARTS -- 0.1%
Wabash National Corp. ................      1,989        17,155
                                                    -----------
WASTE MANAGEMENT -- 0.1%
Casella Waste Systems, Inc. (Class A)
  (a).................................      1,922        16,697
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
WATER UTILITIES -- 0.1%
Azurix Corp. (a)......................      3,177   $    26,012
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $20,698,930)..................               23,747,270
                                                    -----------
SHORT TERM INVESTMENTS -- 0.5%
MONEY MARKET FUND -- 0.5%
AIM Short Term Investment Class Prime
  Fund (Cost $112,527)................    112,527       112,527
                                                    -----------
TOTAL INVESTMENTS -- 100.1%
  (Cost $20,811,457)..................               23,859,797
OTHER ASSETS AND LIABILITIES --
  (0.1)%..............................                  (26,219)
                                                    -----------
NET ASSETS -- 100.0%..................              $23,833,578
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 100.0%
FINLAND -- 3.4%
Nokia OYJ ADR..........................    24,580   $ 1,069,230
                                                    -----------
FRANCE -- 3.2%
Axa ADR................................     3,352       240,715
France Telecom S.A. ADR................     2,112       180,972
TotalFinaElf S.A. ADR..................     7,796       566,672
                                                    -----------
TOTAL FRANCE...........................                 988,359
                                                    -----------
GERMANY -- 3.4%
Allianz AG ADR (a).....................     7,500       281,250
DaimlerChrysler AG.....................     4,344       178,973
Deutsche Telekom AG ADR................     6,600       193,050
Siemens AG.............................     2,950       385,591
                                                    -----------
TOTAL GERMANY..........................               1,038,864
                                                    -----------
JAPAN -- 3.7%
Sony Corp. ADR.........................     4,408       307,458
The Bank of Tokyo-Mitsubishi, Ltd.
  ADR..................................    24,660       238,894
Toyota Motor Corp. ADR.................     9,348       588,456
                                                    -----------
TOTAL JAPAN............................               1,134,808
                                                    -----------
NETHERLANDS -- 3.3%
ING Groep N.V. ADR.....................     4,268       341,974
Royal Dutch Petroleum Co. (N.Y.
  Shares)..............................    11,200       678,300
                                                    -----------
TOTAL NETHERLANDS......................               1,020,274
                                                    -----------
SWITZERLAND -- 6.8%
Credit Suisse Group....................     1,340       254,625
Nestle S.A. ...........................       210       489,728
Novartis AG ADR........................    13,736       614,686
Roche Holdings AG......................        35       356,499
UBS AG.................................     2,288       373,859
                                                    -----------
TOTAL SWITZERLAND......................               2,089,397
                                                    -----------
UNITED KINGDOM -- 11.0%
BP Amoco PLC ADR.......................    19,780       946,967
British Telecommunications PLC ADR.....     3,480       301,890
HSBC Holdings PLC ADR..................     9,108       670,349
Lloyds TSB Group PLC...................    29,100       308,074
Vodafone Group PLC ADR.................    32,309     1,157,066
                                                    -----------
TOTAL UNITED KINGDOM...................               3,384,346
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
UNITED STATES -- 65.2%
American International Group, Inc. ....    10,516   $ 1,036,483
AT&T Corp. ............................    19,665       340,450
Bank of America Corp. .................     8,628       395,810
BellSouth Corp. .......................     9,760       399,550
Cisco Systems, Inc. (a)................    36,833     1,408,862
Citigroup, Inc. .......................    26,409     1,348,510
Exxon Mobil Corp. .....................    18,217     1,583,740
Ford Motor Co. ........................     9,564       224,156
General Electric Co. ..................    51,929     2,489,346
General Motors Corp. ..................     2,793       142,268
Hewlett-Packard Co. ...................     8,648       272,953
Intel Corp. ...........................    33,209       998,346
International Business Machines Corp.
  (IBM)................................     9,260       787,100
J.P. Morgan Chase & Co. ...............     3,000       136,313
Johnson & Johnson......................     6,892       724,091
Lucent Technologies, Inc. .............    17,552       236,952
Merck & Co., Inc. .....................    12,129     1,135,578
Microsoft Corp. (a)....................    23,777     1,031,327
Morgan Stanley Dean Witter & Co. ......     5,916       468,843
Philip Morris Cos., Inc. ..............    11,768       517,792
SBC Communications, Inc. ..............    17,780       848,995
The Chase Manhattan Corp. .............     6,925       314,655
The Coca-Cola Co. .....................    11,196       682,256
The Procter & Gamble Co. ..............     6,868       538,709
The Walt Disney Co. ...................    10,880       314,840
Verizon Communications.................    14,156       709,569
Wal-Mart Stores, Inc. .................    14,512       770,950
WorldCom, Inc. (a).....................    15,116       212,569
                                                    -----------
TOTAL UNITED STATES....................              20,071,013
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $33,648,620)...................              30,796,291
                                                    -----------
SHORT TERM INVESTMENTS -- 0.0%
UNITED STATES -- 0.0%
AIM Short Term Investment Class Prime
  Fund (Cost $11,000)..................    11,000        11,000
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $33,659,620)...................              30,807,291
OTHER ASSETS AND LIABILITIES -- 0.0%...                 (12,145)
                                                    -----------
NET ASSETS -- 100.0%...................             $30,795,146
                                                    ===========

(a) Non-income producing security

ADR = American Depositary Receipt

See accompanying notes to financial statements.

STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
ANALYSIS OF INDUSTRY CLASSIFICATIONS
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              PERCENT OF
INDUSTRY                                                      NET ASSETS       VALUE
--------                                                      ----------    -----------
Automobiles.................................................      3.7%      $ 1,133,854
Banks (Money Center)........................................      8.7         2,692,577
Beverages (Non-Alcoholic)...................................      2.2           682,256
Communication Services......................................      3.8         1,157,066
Communications Equipment....................................      0.8           236,952
Computers & Business Equipment..............................      3.5         1,069,230
Computers (Hardware)........................................      3.4         1,060,053
Computers (Networking)......................................      4.6         1,408,862
Computer Software/Services..................................      3.3         1,031,327
Electrical Equipment........................................      8.1         2,489,346
Electronics (Semiconductors)................................      4.2         1,305,804
Entertainment...............................................      1.0           314,840
Financial (Diversified).....................................      5.9         1,817,353
Foods.......................................................      1.6           489,728
Health Care (Drugs/Pharmaceuticals).........................      5.7         1,750,264
Health Care (Medical Products/Supplies).....................      1.2           356,499
Health Care (Diversified)...................................      2.3           724,091
Household Products (Non-Durable)............................      1.7           538,709
Insurance (Multi-Line)......................................      6.2         1,900,422
Manufacturing (Diversified).................................      1.2           385,591
Oil (International Integrated)..............................     12.3         3,775,680
Retail (General Merchandising Chain)........................      2.5           770,950
Telephone...................................................      6.4         1,958,114
Telephone (Long Distance)...................................      4.0         1,228,931
Tobacco.....................................................      1.7           517,792
Money Market Fund...........................................      0.0            11,000
                                                                -----       -----------
         TOTAL..............................................    100.0%      $30,807,291
                                                                =====       ===========

See accompanying notes to financial statements.

STREETTRACKS MORGAN STANLEY HIGH TECH 35 INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.8%
COMMUNICATIONS EQUIPMENT -- 15.4%
JDS Uniphase Corp. (a)................     32,546   $ 1,356,761
Lucent Technologies, Inc. ............    106,245     1,434,308
Motorola, Inc. .......................     97,593     1,976,258
Nortel Networks Corp. ................     48,336     1,549,773
Sycamore Networks, Inc. (a)...........     34,300     1,277,675
Tellabs, Inc. (a).....................     30,300     1,711,950
                                                    -----------
                                                      9,306,725
                                                    -----------
COMPUTERS (HARDWARE) -- 19.5%
Compaq Computer Corp. ................    109,158     1,642,828
Dell Computer Corp. (a)...............     95,296     1,661,724
Hewlett-Packard Co. ..................     59,967     1,892,708
International Business Machines Corp.
  (IBM)...............................     21,576     1,833,960
Juniper Networks, Inc. (a)............     14,739     1,858,035
Palm, Inc. (a)........................     42,612     1,206,452
Sun Microsystems, Inc. (a)............     62,228     1,734,606
                                                    -----------
                                                     11,830,313
                                                    -----------
COMPUTERS (NETWORKING) -- 2.5%
Cisco Systems, Inc. (a)...............     39,323     1,504,105
                                                    -----------
COMPUTERS (PERIPHERALS) -- 3.1%
EMC Corp. (a).........................     27,821     1,850,097
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 26.0%
America Online, Inc. (a)..............     38,691     1,346,447
Computer Associates International,
  Inc. ...............................     77,942     1,519,869
Electronic Arts (a)...................     50,132     2,136,876
Intuit, Inc. (a)......................     39,270     1,548,711
Microsoft Corp. (a)...................     38,509     1,670,328
Oracle Corp. (a)......................     66,217     1,924,432
Parametric Technology Corp. (a).......    153,189     2,058,477
Peoplesoft, Inc. (a)..................     48,377     1,799,020
Yahoo!, Inc. (a)......................     57,445     1,726,940
                                                    -----------
                                                     15,731,100
                                                    -----------
ELECTRICAL EQUIPMENT -- 3.8%
Solectron Corp. (a)...................     67,635     2,292,826
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
ELECTRONICS (SEMICONDUCTORS) -- 15.6%
Intel Corp. ..........................     58,457   $ 1,757,364
Micron Technology, Inc. ..............     52,798     1,874,329
StMicroelectronics N.V. ..............     41,359     1,770,682
Texas Instruments, Inc. ..............     40,333     1,910,776
Xilinx, Inc. (a)......................     46,747     2,156,205
                                                    -----------
                                                      9,469,356
                                                    -----------
EQUIPMENT (SEMICONDUCTORS) -- 5.2%
Applied Materials, Inc. (a)...........     47,980     1,832,236
Broadcom Corp. (Class A) (a)..........     15,449     1,297,716
                                                    -----------
                                                      3,129,952
                                                    -----------
RETAIL (HOME SHOPPING) -- 2.1%
Amazon.com, Inc. (a)..................     82,743     1,287,688
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 3.3%
Electronic Data Systems Corp. ........     34,983     2,020,268
                                                    -----------
SERVICES (DATA PROCESSING) -- 3.3%
Automatic Data Processing, Inc. ......     31,687     2,006,183
                                                    -----------

TOTAL COMMON STOCKS --
  (Cost $83,580,988)..................               60,428,613
                                                    -----------
SHORT TERM INVESTMENTS -- 0.5%
MONEY MARKET FUND -- 0.5%
AIM Short Term Investment Class Prime
  Fund (Cost $291,887)................    291,887       291,887
                                                    -----------
TOTAL INVESTMENTS -- 100.3%
  (Cost $83,872,875)..................               60,720,500
OTHER ASSETS AND
  LIABILITIES -- (0.3)%...............                (188,175)
                                                    -----------
NET ASSETS -- 100.0%..................              $60,532,325
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS MORGAN STANLEY INTERNET INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 100.0%
COMMUNICATIONS EQUIPMENT -- 5.8%
Ciena Corporation (a).................     13,900   $ 1,129,375
Sycamore Networks, Inc. (a)...........     25,400       946,150
                                                    -----------
                                                      2,075,525
                                                    -----------
COMPUTERS (HARDWARE) -- 7.4%
Juniper Networks, Inc. (a)............     10,825     1,364,627
Sun Microsystems, Inc. (a)............     46,000     1,282,250
                                                    -----------
                                                      2,646,877
                                                    -----------
COMPUTERS (NETWORKING) -- 3.1%
Cisco Systems, Inc. (a)...............     29,050     1,111,163
                                                    -----------
COMPUTERS (PERIPHERALS) -- 3.8%
EMC Corp. (a).........................     20,500     1,363,250
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 66.6%
America Online, Inc. (a)..............     28,550       993,540
Ariba, Inc. (a).......................     20,853     1,118,242
At Home Corp. (Series A) (a)..........    244,628     1,353,099
CMGI, Inc. (a)........................    169,000       945,344
CNET Networks, Inc. (a)...............     95,275     1,524,400
eBay, Inc. (a)........................     36,875     1,216,875
Exodus Communications, Inc. (a).......     41,078       821,560
i2 Technologies, Inc. (a).............     27,600     1,500,750
Inktomi Corp. (a).....................     35,900       641,712
Internap Network Services Corp. (a)...    117,828       854,253
Internet Capital Group, Inc. (a)......    268,100       879,703
Intuit, Inc. (a)......................     28,953     1,141,834
Microsoft Corp. (a)...................     28,428     1,233,064
Oracle Corp. (a)......................     48,900     1,421,156
Scient Corp. (a)......................    462,628     1,503,541
VeriSign, Inc. (a)....................     14,950     1,109,103

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
VerticalNet, Inc. (a).................    182,778   $ 1,216,616
Vignette Corp. (a)....................     66,200     1,191,600
WebMD Corp. (a).......................    234,403     1,860,574
Yahoo!, Inc. (a)......................     42,425     1,275,402
                                                    -----------
                                                     23,802,368
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 3.9%
The Charles Schwab Corp. .............     48,628     1,379,819
                                                    -----------
RETAIL (HOME SHOPPING) -- 2.7%
Amazon.com, Inc. (a)..................     61,200       952,425
                                                    -----------
SERVICES (ADVERTISING/MARKETING) -- 3.5%
DoubleClick, Inc. (a).................    115,453     1,269,983
                                                    -----------
TELEPHONE (LONG DISTANCE) -- 3.2%
WorldCom, Inc. (a)....................     80,228     1,128,206
                                                    -----------

TOTAL COMMON STOCKS --
  (Cost $59,636,752)..................               35,729,616
                                                    -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $47,605).................     47,605        47,605
                                                    -----------
TOTAL INVESTMENTS -- 100.1%
  (Cost $59,684,357)..................               35,777,221
OTHER ASSETS AND LIABILITIES --
  (0.1)%..............................                 (44,212)
                                                    -----------
NET ASSETS -- 100.0%..................              $35,733,009
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
COMMON STOCKS -- 99.7%
AEROSPACE/DEFENSE -- 0.9%
General Dynamics Corp. .............        1,740   $   135,720
Lockheed Martin Corp. ..............        3,740       126,973
Northrop Grumman Corp. .............          620        51,460
The B.F. Goodrich Co. ..............          900        32,737
The Boeing Co. .....................        7,880       520,080
                                                    -----------
                                                        866,970
                                                    -----------
AGRICULTURE -- 0.1%
Archer-Daniels-Midland Co. .........        5,540        83,100
The Service Master Co. .............        2,660        30,590
                                                    -----------
                                                        113,690
                                                    -----------
AIR FREIGHT -- 0.1%
Airborne, Inc. (a)..................          437         4,261
CNF Transportation, Inc. ...........          420        14,201
FedEx Corp. (a).....................        2,500        99,900
                                                    -----------
                                                        118,362
                                                    -----------
AIRLINES -- 0.4%
AMR Corp. ..........................        1,320        51,728
Continental Airlines, Inc. (Class B)
  (a)...............................          520        26,845
Delta Air Lines, Inc. ..............        1,080        54,202
Northwest Airlines Corp. (Class A)
  (a)...............................          740        22,293
Southwest Airlines Co. .............        4,380       146,861
UAL Corp. ..........................          460        17,911
US Airways Group, Inc. (a)..........          580        23,526
                                                    -----------
                                                        343,366
                                                    -----------
ALUMINUM -- 0.3%
Alcoa, Inc..........................        7,600       254,600
                                                    -----------
AUTOMOBILES -- 0.7%
Ford Motor Co. .....................       16,617       389,461
General Motors Corp. ...............        5,000       254,687
                                                    -----------
                                                        644,148
                                                    -----------
AUTO PARTS & EQUIPMENT -- 0.2%
ArvinMeritor, Inc. .................          620         7,053
Dana Corp. .........................        1,300        19,906
Genuine Parts Co. ..................        1,540        40,329
Lear Corp. (a)......................          580        14,391
The Goodyear Tire & Rubber Co. .....        1,380        31,726
TRW, Inc. ..........................        1,080        41,850
                                                    -----------
                                                        155,255
                                                    -----------
BANKS (MAJOR REGIONAL) -- 4.1%
Amsouth BanCorp. ...................        3,300        50,325
Bank One Corp. .....................       10,140       371,377
BB&T Corp. .........................        3,500       130,594
Comerica, Inc. .....................        1,380        81,938
Fifth Third Bancorp.................        4,080       243,780
Firstar Corp. ......................        8,400       195,300
FleetBoston Financial Corp. ........        7,920       297,495
KeyCorp.............................        3,780       105,840
Mellon Financial Corp. .............        4,280       210,522
National City Corp. ................        5,337       153,439
PNC Financial Services Group........        2,540       185,579
Regions Financial Corp. ............        1,920        52,440
Southtrust Corp. ...................        1,480        60,218
SunTrust Banks, Inc. ...............        2,620       165,060

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
The Bank of New York Co., Inc. .....        6,480   $   357,615
U.S. Bancorp........................        6,540       190,886
Wachovia Corp. .....................        1,780       103,462
Wells Fargo & Co. ..................       15,040       837,540
                                                    -----------
                                                      3,793,410
                                                    -----------
BANKS (MONEY CENTER) -- 1.5%
Bank of America Corp. ..............       14,420       661,517
First Union Corp. ..................        8,640       240,300
The Chase Manhattan Corp. ..........       11,480       521,623
                                                    -----------
                                                      1,423,440
                                                    -----------
BEVERAGES (ALCOHOLIC) -- 0.4%
Anheuser-Busch Cos., Inc. ..........        7,940       361,270
                                                    -----------
BEVERAGES (NON-ALCOHOLIC) -- 2.2%
Coca-Cola Enterprises, Inc. ........        3,677        69,863
PepsiCo, Inc. ......................       12,660       627,461
The Coca-Cola Co. ..................       21,837     1,330,692
                                                    -----------
                                                      2,028,016
                                                    -----------
BIOTECHNOLOGY -- 0.6%
Amgen, Inc. (a).....................        9,020       576,716
                                                    -----------
BROADCASTING (TV, RADIO & CABLE) -- 1.0%
AT&T Corp. -- Liberty Media Corp.
  (Class A) (a).....................       22,737       308,371
Cablevision Systems Corp. (Class A)
  (a)...............................        1,520       129,105
Comcast Corp. (Class A) (a).........        7,940       331,495
USA Networks, Inc. (a)..............        6,200       120,512
                                                    -----------
                                                        889,483
                                                    -----------
BUILDING MATERIALS GROUP -- 0.1%
Masco Corp. ........................        4,017       103,187
USG Corp. ..........................          380         8,550
                                                    -----------
                                                        111,737
                                                    -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.4%
Nextel Communications, Inc. (Class
  A) (a)............................        6,680       165,330
Sprint Corp. (PCS Group) (a)........        8,140       166,361
                                                    -----------
                                                        331,691
                                                    -----------
CHEMICALS -- 1.1%
Air Products & Chemicals, Inc. .....        2,020        82,820
E. I. du Pont de Nemours & Co. .....        9,140       441,576
Eastman Chemical Co. ...............          680        33,150
Lyondell Chemical Co. ..............        1,040        15,925
Praxair, Inc. ......................        1,380        61,237
Rohm & Haas Co. ....................        1,900        68,994
The Dow Chemical Co. ...............        5,957       218,175
Union Carbide Corp. ................        1,180        63,499
                                                    -----------
                                                        985,376
                                                    -----------
CHEMICALS (DIVERSIFIED) -- 0.1%
Engelhard Corp. ....................        1,120        22,820
FMC Corp. (a).......................          260        18,639
PPG Industries, Inc. ...............        1,520        70,395
                                                    -----------
                                                        111,854
                                                    -----------

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
CHEMICALS (SPECIALTY) -- 0.0%
Hercules, Inc. .....................          940   $    17,919
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 1.9%
Corning, Inc. ......................        8,040       424,613
Harris Corp. .......................          600        18,375
Lucent Technologies, Inc. ..........       29,700       400,950
Motorola, Inc. .....................       19,140       387,585
QUALCOMM, Inc. (a)..................        6,540       537,506
                                                    -----------
                                                      1,769,029
                                                    -----------
COMPUTERS (HARDWARE) -- 3.7%
Apple Computer, Inc. (a)............        2,860        42,543
Compaq Computer Corp. ..............       14,920       224,546
Dell Computer Corp. (a).............       23,100       402,806
Gateway, Inc. (a)...................        2,820        50,732
Hewlett-Packard Co. ................       17,514       552,786
International Business Machines
  Corp. (IBM).......................       15,457     1,313,845
NCR Corp. (a).......................          840        41,265
Sun Microsystems, Inc. (a)..........       28,540       795,552
                                                    -----------
                                                      3,424,075
                                                    -----------
COMPUTERS (NETWORKING) -- 2.6%
3Com Corp. .........................        3,100        26,350
Cisco Systems, Inc. (a).............       62,217     2,379,800
                                                    -----------
                                                      2,406,150
                                                    -----------
COMPUTERS (PERIPHERALS) -- 1.5%
EMC Corp. (a).......................       19,237     1,279,261
Lexmark International, Inc. (a).....        1,120        49,630
Quantum Corp. (a)...................          700         5,600
Quantum Corp.-DLT & Storage Systems
  (a)...............................        1,300        17,306
                                                    -----------
                                                      1,351,797
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 4.7%
America Online, Inc. (a)............       20,460       712,008
Computer Associates International,
  Inc. .............................        5,180       101,010
Microsoft Corp. (a).................       46,877     2,033,290
Oracle Corp. (a)....................       49,200     1,429,875
Unisys Corp. (a)....................        2,740        40,072
                                                    -----------
                                                      4,316,255
                                                    -----------
CONSUMER FINANCE -- 0.9%
Capital One Financial Corp. ........        1,720       113,198
Countrywide Credit Industries,
  Inc. .............................        1,000        50,250
Household International, Inc. ......        4,140       227,700
MBNA Corp. .........................        7,480       276,292
Providian Financial Corp. ..........        2,520       144,900
                                                    -----------
                                                        812,340
                                                    -----------
CONTAINERS (METALS & GLASS) -- 0.0%
Ball Corp...........................          260        11,977
Crown Cork & Seal Co., Inc. ........        1,100         8,181
                                                    -----------
                                                         20,158
                                                    -----------
CONTAINERS / PACKAGING (PAPER) -- 0.0%
Temple-Inland, Inc. ................          440        23,595
                                                    -----------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
DISTRIBUTORS (FOOD & HEALTH) -- 0.6%
Amerisource Health Corp. (Class A)
  (a)...............................          460   $    23,230
Bergen Brunswig Corp. (Class A).....        1,180        18,679
Bindley Western Industries, Inc. ...          300        12,469
Cardinal Health, Inc. ..............        2,440       243,085
Fleming Cos., Inc. .................          340         4,016
McKesson HBOC, Inc. ................        2,500        89,725
SUPERVALU, Inc. ....................        1,160        16,095
SYSCO Corp..........................        5,940       178,200
                                                    -----------
                                                        585,499
                                                    -----------
ELECTRIC COMPANIES -- 2.5%
Ameren Corp. .......................        1,200        55,575
American Electric Power Co.,
  Inc. .............................        2,820       131,130
Avista Corp. .......................          420         8,610
Cinergy Corp........................        1,400        49,175
CMS Energy Corp. ...................        1,160        36,758
Conectiv, Inc. .....................          780        15,649
Consolidated Edison, Inc. ..........        1,860        71,610
Constellation Energy Group, Inc. ...        1,320        59,482
Dominion Resources, Inc. ...........        2,080       139,360
DTE Energy Co. .....................        1,260        49,061
Duke Energy Corp. (a)...............        3,220       274,505
Edison International................        2,860        44,688
Entergy Corp. ......................        1,960        82,932
Exelon Corp. .......................        2,827       198,484
FirstEnergy Corp. ..................        2,000        63,125
FPL Group, Inc. ....................        1,560       111,930
GPU, Inc. ..........................        1,060        39,021
Niagara Mohawk Holdings, Inc. (a)...        1,400        23,363
Northeast Utilities.................        1,300        31,525
PG&E Corp. .........................        3,380        67,600
PPL Corp. ..........................        1,260        56,936
Progress Energy, Inc. (a)...........          814           366
Progress Energy, Inc. ..............        1,997        98,221
Public Service Enterprise Group,
  Inc. .............................        1,880        91,415
Reliant Energy, Inc. ...............        2,580       111,746
The Southern Co. ...................        5,900       196,175
TXU Corp. ..........................        2,320       102,805
UtiliCorp United, Inc. .............          820        25,420
Xcel Energy, Inc. ..................        2,980        86,606
                                                    -----------
                                                      2,323,273
                                                    -----------
ELECTRICAL EQUIPMENT -- 5.2%
Cooper Industries, Inc. ............          820        37,669
Emerson Electric Co. ...............        3,740       294,759
General Electric Co. ...............       87,317     4,185,759
Rockwell International Corp. .......        1,620        77,152
Sci Systems, Inc. (a)...............        1,280        33,760
Solectron Corp. (a).................        5,580       189,162
                                                    -----------
                                                      4,818,261
                                                    -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.1%
Arrow Electronics, Inc. (a).........          860        24,618
Avnet, Inc. ........................          800        17,200
W.W. Grainger, Inc. ................          820        29,930
                                                    -----------
                                                         71,748
                                                    -----------

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
ELECTRONICS (DEFENSE) -- 0.1%
Litton Industries, Inc. (a).........          400   $    31,475
Raytheon Co. (Class B)..............        2,980        92,566
                                                    -----------
                                                        124,041
                                                    -----------
ELECTRONICS (SEMICONDUCTORS) -- 2.9%
Intel Corp. ........................       59,317     1,783,217
Micron Technology, Inc. (a).........        4,960       176,080
Texas Instruments, Inc. ............       15,160       718,205
                                                    -----------
                                                      2,677,502
                                                    -----------
ENGINEERING & CONSTRUCTION -- 0.0%
Fluor Corp. (a).....................          660        21,821
Foster Wheeler Corp. ...............          360         1,890
                                                    -----------
                                                         23,711
                                                    -----------
ENTERTAINMENT -- 1.9%
The Walt Disney Co. ................       18,297       529,469
Time Warner, Inc. ..................       11,620       607,029
Viacom, Inc. (Class B) (a)..........       13,400       626,450
                                                    -----------
                                                      1,762,948
                                                    -----------
EQUIPMENT (SEMICONDUCTORS) -- 0.3%
Applied Materials, Inc. (a).........        7,120       271,895
                                                    -----------
FINANCIAL (DIVERSIFIED) -- 5.8%
American Express Co. ...............       11,680       641,670
Citigroup, Inc. ....................       44,270     2,260,537
Fannie Mae..........................        8,840       766,870
Freddie Mac.........................        6,100       420,138
J.P. Morgan & Co., Inc. (a).........        1,400       231,700
Morgan Stanley Dean Witter & Co. ...        9,880       782,990
State Street Corp. .................        1,420       176,378
USA Education, Inc. ................        1,360        92,480
                                                    -----------
                                                      5,372,763
                                                    -----------
FOODS -- 1.3%
Campbell Soup Co. ..................        3,700       128,113
Conagra, Inc. ......................        4,680       121,680
Dean Foods Co. .....................          320         9,820
Dole Food Co., Inc. ................          497         8,138
Flowers Industries, Inc. ...........          880        13,860
General Mills, Inc. ................        2,500       111,406
H.J. Heinz Co. .....................        3,040       144,210
Hershey Foods Corp. ................        1,200        77,250
Hormel Foods Corp. .................        1,240        23,095
IBP, Inc. ..........................          920        24,610
Interstate Bakeries Corp. ..........          580         8,156
Kellogg Co. ........................        3,560        93,450
Ralston Purina Group................        2,700        70,538
Sara Lee Corp. .....................        7,637       187,584
Smithfield Foods, Inc. (a)..........          500        15,200
Suiza Foods Corp. (a)...............          240        11,520
The Quaker Oats Co. ................        1,160       112,955
Tyson Foods, Inc. (Class A).........        1,980        25,245
                                                    -----------
                                                      1,186,830
                                                    -----------
FOOTWEAR -- 0.1%
Nike, Inc. (Class B)................        2,360       131,718
                                                    -----------
GAMING, LOTTERY, & PARIMUTUEL -- 0.0%
Park Place Entertainment Corp.
  (a)...............................        2,640        31,515
                                                    -----------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
HARDWARE & TOOLS -- 0.0%
The Black & Decker Corp. ...........          740   $    29,045
                                                    -----------
HEALTH CARE (DRUGS & PHARMACEUTICALS) -- 7.4%
Eli Lilly & Co. ....................        9,917       922,901
Merck & Co., Inc. ..................       20,280     1,898,715
Pfizer, Inc. .......................       55,497     2,552,862
Pharmacia Corp. ....................       11,380       694,180
Schering-Plough Corp. ..............       12,860       729,805
                                                    -----------
                                                      6,798,463
                                                    -----------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.4%
HCA-The Healthcare Co. .............        4,900       215,649
Tenet Healthcare Corp. .............        2,760       122,648
                                                    -----------
                                                        338,297
                                                    -----------
HEALTH CARE (MANAGED CARE) -- 0.6%
Aetna, Inc. (a).....................        1,240        50,917
CIGNA Corp. ........................        1,380       182,574
Express Scripts, Inc. (Class A)
  (a)...............................          340        34,765
Health Net, Inc. (a)................        1,080        28,283
Humana, Inc. (a)....................        1,460        22,265
Oxford Health Plans, Inc. (a).......          740        29,230
PacifiCare Health Systems, Inc.
  (a)...............................          300         4,500
UnitedHealth Group, Inc. (a)........        2,800       171,850
Wellpoint Health Networks, Inc.
  (a)...............................          560        64,540
                                                    -----------
                                                        588,924
                                                    -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 1.0%
Baxter International, Inc. .........        2,560       226,080
Becton Dickinson & Co. .............        2,220        76,867
Medtronic, Inc. ....................       10,517       634,964
                                                    -----------
                                                        937,911
                                                    -----------
HEALTH CARE (SPECIAL SERVICES) -- 0.1%
HealthSouth Corp. (a)...............        3,380        55,136
                                                    -----------
HEALTH CARE (DIVERSIFIED) -- 4.3%
Abbott Laboratories.................       13,600       658,750
American Home Products Corp. .......       11,540       733,367
Bristol-Myers Squibb Co. ...........       17,240     1,274,683
Johnson & Johnson...................       12,200     1,281,762
                                                    -----------
                                                      3,948,562
                                                    -----------
HOMEBUILDING -- 0.1%
Centex Corp. .......................          520        19,532
D.R. Horton, Inc. ..................          600        14,663
Fleetwood Enterprises, Inc. ........          280         2,940
Kaufman & Broad Home Corp. .........          420        14,149
Lennar Corp. .......................          540        19,575
Pulte Corp. ........................          360        15,187
                                                    -----------
                                                         86,046
                                                    -----------
HOUSEHOLD FURNISHINGS &
  APPLIANCES -- 0.1%
Leggett & Platt, Inc. ..............        1,720        32,572
Maytag Corp. .......................          680        21,973
U.S. Industries, Inc. ..............          680         5,440
Whirlpool Corp. ....................          620        29,566
                                                    -----------
                                                         89,551
                                                    -----------

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 1.8%
Colgate-Palmolive Co. ..............        5,040   $   325,332
Kimberly-Clark Corp. ...............        4,720       333,657
The Clorox Co. .....................        2,060        73,130
The Procter & Gamble Co. ...........       11,480       900,462
                                                    -----------
                                                      1,632,581
                                                    -----------
HOUSEWARES -- 0.1%
Fortune Brands, Inc. ...............        1,380        41,400
Newell Rubbermaid, Inc. ............        2,340        53,235
                                                    -----------
                                                         94,635
                                                    -----------
INSURANCE BROKERS -- 0.4%
Aon Corp. ..........................        2,240        76,720
Marsh & McLennan Cos., Inc. ........        2,380       278,460
                                                    -----------
                                                        355,180
                                                    -----------
INSURANCE (LIFE/HEALTH) -- 0.9%
AFLAC, Inc. ........................        2,320       167,475
American General Corp. .............        2,220       180,930
Conseco, Inc. ......................        2,860        37,716
John Hancock Financial Services,
  Inc. .............................        2,760       103,845
Lincoln National Corp. .............        1,680        79,485
MetLife, Inc. ......................        6,800       238,000
UnumProvident Corp. ................        2,120        56,975
                                                    -----------
                                                        864,426
                                                    -----------
INSURANCE (MULTI-LINE) -- 2.4%
American International Group,
  Inc. .............................       20,500     2,020,531
Loews Corp. ........................          860        89,064
The Hartford Financial Services
  Group, Inc. ......................        1,960       138,425
                                                    -----------
                                                      2,248,020
                                                    -----------
INSURANCE (PROPERTY/CASUALTY) -- 0.7%
Allmerica Financial Corp. ..........          460        33,350
Safeco Corp. .......................        1,120        36,820
The Allstate Corp. .................        6,440       280,542
The Chubb Corp. ....................        1,540       133,210
The Progressive Corp. ..............          640        66,320
The St. Paul Cos, Inc. .............        1,960       106,453
                                                    -----------
                                                        656,695
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 1.6%
Lehman Brothers Holdings, Inc. .....        2,120       143,365
Merrill Lynch & Co., Inc. ..........        7,140       486,859
The Bear Stearns Cos., Inc. ........          940        47,646
The Charles Schwab Corp. ...........       12,120       343,905
The Goldman Sachs Group, Inc. ......        3,980       425,611
                                                    -----------
                                                      1,447,386
                                                    -----------
LEISURE TIME (PRODUCTS) -- 0.1%
Brunswick Corp. ....................          760        12,492
Hasbro, Inc. .......................        1,520        16,150
Mattel, Inc. .......................        3,740        54,006
                                                    -----------
                                                         82,648
                                                    -----------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
LODGING (HOTELS) -- 0.2%
Marriott International, Inc. (Class
  A)................................        2,100   $    88,725
Starwood Hotels & Resorts Worldwide,
  Inc. (Class B)....................        1,700        59,925
                                                    -----------
                                                        148,650
                                                    -----------
MACHINERY (DIVERSIFIED) -- 0.4%
Caterpillar, Inc. ..................        3,040       143,830
Deere & Co. ........................        2,060        94,374
Dover Corp. ........................        1,780        72,201
Ingersoll-Rand Co. .................        1,420        59,463
                                                    -----------
                                                        369,868
                                                    -----------
MANUFACTURING (DIVERSIFIED) -- 1.7%
American Standard Cos., Inc. (a)....          620        30,574
Danaher Corp. ......................        1,240        84,785
Eaton Corp. ........................          640        48,120
Honeywell International, Inc. ......        7,020       332,134
Illinois Tool Works, Inc. ..........        2,640       157,245
ITT Industries, Inc. ...............          780        30,225
Johnson Controls, Inc. .............          760        39,520
Minnesota Mining & Manufacturing Co.
  (3M)..............................        3,460       416,930
Parker-Hannifin Corp. ..............          980        43,242
Textron, Inc. ......................        1,260        58,590
Thermo Electron Corp. (a)...........        1,520        45,220
United Technologies Corp. ..........        4,100       322,362
                                                    -----------
                                                      1,608,947
                                                    -----------
MANUFACTURING (SPECIALIZED) -- 0.1%
Avery Dennison Corp. ...............          980        53,777
York International Corp. ...........          340        10,434
                                                    -----------
                                                         64,211
                                                    -----------
METALS/MINING -- 0.0%
Phelps Dodge Corp. .................          700        39,069
                                                    -----------
NATURAL GAS (DISTRIBUTION &
  PIPE LINE) -- 1.4%
Dynegy, Inc. (Class A)..............        2,820       158,096
El Paso Energy Corp. ...............        2,040       146,115
Enron Corp. ........................        6,580       546,962
Kinder Morgan, Inc. ................        1,000        52,188
NiSource, Inc. .....................        1,888        58,056
Sempra Energy.......................        1,800        41,850
The Coastal Corp. ..................        1,880       166,027
The Williams Cos., Inc. ............        3,880       154,958
                                                    -----------
                                                      1,324,252
                                                    -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.1%
Pitney Bowes, Inc. .................        2,240        74,200
United Stationers, Inc. (a).........          300         7,200
                                                    -----------
                                                         81,400
                                                    -----------
OIL (DOMESTIC INTEGRATED) -- 0.5%
Amerada Hess Corp. .................          800        58,450
Conoco, Inc. (Class B)..............        5,460       157,999
Occidental Petroleum Corp. .........        3,240        78,570

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
Phillips Petroleum Co. .............        2,240   $   127,400
USX-Marathon Group..................        2,740        76,035
                                                    -----------
                                                        498,454
                                                    -----------
OIL (INTERNATIONAL INTEGRATED) -- 3.7%
Chevron Corp. ......................        5,720       482,982
Exxon Mobil Corp. ..................       30,577     2,658,288
Tesoro Petroleum Corp. (a)..........          280         3,255
Texaco, Inc. .......................        4,840       300,685
                                                    -----------
                                                    -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 0.3%
Baker Hughes, Inc. .................        2,900       120,531
Halliburton Co. ....................        3,900       141,375
                                                    -----------
                                                        261,906
                                                    -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 0.1%
Unocal Corp. .......................        2,140        82,791
                                                    -----------
OIL & GAS (REFINING & MARKETING) -- 0.1%
Ashland, Inc. ......................          620        22,252
Sunoco, Inc. .......................          760        25,603
Tosco Corp. ........................        1,260        42,761
Ultramar Diamond Shamrock Corp. ....          760        23,465
Valero Energy Corp. ................          540        20,081
                                                    -----------
                                                        134,162
                                                    -----------
PAPER & FOREST PRODUCTS -- 0.5%
Boise Cascade Corp. ................          500        16,813
Georgia-Pacific Corp. ..............        1,975        61,472
Georgia-Pacific Corp. (Time
  Group)............................          700        20,956
International Paper Co. ............        4,240       173,045
Smurfit-Stone Container Corp. (a)...        2,140        31,966
The Mead Corp. .....................          900        28,237
Weyerhaeuser Co. ...................        1,940        98,455
Willamette Industries, Inc. ........          960        45,060
                                                    -----------
                                                        476,004
                                                    -----------
PERSONAL CARE -- 0.6%
Avon Products, Inc. ................        2,080        99,580
The Estee Lauder Cos., Inc. (Class
  A)................................        2,080        91,130
The Gillette Co. ...................        9,240       333,795
                                                    -----------
                                                        524,505
                                                    -----------
PHOTOGRAPHY/IMAGING -- 0.1%
Eastman Kodak Co. ..................        2,700       106,312
Xerox Corp. ........................        5,857        27,089
                                                    -----------
                                                        133,401
                                                    -----------
POWER PRODUCERS (INDEPENDENT) -- 0.2%
The AES Corp. (a)...................        4,000       221,500
                                                    -----------
PUBLISHING -- 0.1%
The McGraw-Hill Cos., Inc. .........        1,700        99,663
                                                    -----------
PUBLISHING (NEWSPAPERS) -- 0.4%
Gannett Co., Inc. ..................        2,320       146,305
Knight-Ridder, Inc. ................          660        37,538
The New York Times Co. (Class A)....        1,460        58,491
Tribune Co. ........................        2,700       114,075
                                                    -----------
                                                        356,409
                                                    -----------
RAILROADS -- 0.3%
Burlington Northern Santa Fe
  Corp. ............................        3,540       100,226
CSX Corp. ..........................        1,920        49,800

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
Norfolk Southern Corp. .............        3,360   $    44,730
Union Pacific Corp. ................        2,180       110,635
                                                    -----------
                                                        305,391
                                                    -----------
RESTAURANTS -- 0.5%
Darden Restaurants, Inc. ...........        1,080        24,705
McDonald's Corp. ...................       11,580       393,720
Tricon Global Restaurants, Inc.
  (a)...............................        1,280        42,240
                                                    -----------
                                                        460,665
                                                    -----------
RETAIL (BUILDING SUPPLIES) -- 1.2%
Lowe's Cos., Inc. ..................        3,360       149,520
The Home Depot, Inc. ...............       20,320       928,370
The Sherwin-Williams Co. ...........        1,420        37,364
                                                    -----------
                                                      1,115,254
                                                    -----------
RETAIL (COMPUTERS & ELECTRONICS) -- 0.2%
Best Buy Co., Inc. (a)..............        1,820        53,804
Circuit City Stores-Circuit City
  Group.............................        1,800        20,700
Radioshack Corp. ...................        1,620        69,356
Tech Data Corp. (a).................          460        12,442
                                                    -----------
                                                        156,302
                                                    -----------
RETAIL (DEPARTMENT STORES) -- 0.4%
Dillards, Inc. (Class A)............          820         9,686
Federated Department Stores, Inc.
  (a)...............................        1,820        63,700
J.C. Penney Co., Inc. ..............        2,300        25,013
Kohl's Corp. (a)....................        2,900       176,900
Nordstrom, Inc. ....................        1,140        20,734
Saks, Inc. (a)......................        1,240        12,400
The May Department Stores Co. ......        2,780        91,045
                                                    -----------
                                                        399,478
                                                    -----------
RETAIL (DISCOUNTERS) -- 0.1%
Consolidated Stores Corp. (a).......          980        10,413
Dollar General Corp. ...............        2,880        54,360
ShopKo Stores, Inc. (a).............          260         1,300
                                                    -----------
                                                         66,073
                                                    -----------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 2.9%
BJ'S Wholesale Club, Inc. (a).......          640        24,560
Costco Wholesale Corp. (a)..........        3,920       156,555
Kmart Corp. (a).....................        4,220        22,419
Sears, Roebuck & Co. ...............        3,000       104,250
Target Corp. .......................        7,980       257,355
Wal-Mart Stores, Inc. ..............       39,297     2,087,653
                                                    -----------
                                                      2,652,792
                                                    -----------
RETAIL (SPECIALTY) -- 0.2%
Autonation, Inc. ...................        3,160        18,960
Autozone, Inc. (a)..................        1,120        31,920
Barnes & Noble, Inc. (a)............          560        14,840
Office Depot, Inc. (a)..............        2,680        19,095
Sonic Automotive, Inc. (Class A)
  (a)...............................          380         2,613
Staples, Inc. (a)...................        4,017        47,451
Toys "R" Us, Inc. (a)...............        1,900        31,706
Venator Group, Inc. (a).............        1,200        18,600
                                                    -----------
                                                        185,185
                                                    -----------

See accompanying notes to financial statements.

FORTUNE 500(R) INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
RETAIL (SPECIALTY APPAREL) -- 0.4%
The Gap, Inc. ......................        7,460   $   190,230
The Limited, Inc. ..................        3,780        64,496
The TJX Cos., Inc. .................        2,560        71,040
                                                    -----------
                                                        325,766
                                                    -----------
RETAIL STORES (DRUG STORE) -- 0.6%
CVS Corp. ..........................        3,420       204,986
Walgreen Co. .......................        8,860       370,459
                                                    -----------
                                                        575,445
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 0.6%
Albertson's, Inc. ..................        3,720        98,580
Safeway, Inc. (a)...................        4,360       272,500
The Kroger Co. (a)..................        7,240       195,932
Winn-Dixie Stores, Inc. ............        1,240        24,025
                                                    -----------
                                                        591,037
                                                    -----------
SAVINGS & LOAN COMPANIES -- 0.3%
Golden State Bancorp, Inc. .........        1,140        35,839
Washington Mutual, Inc. ............        4,720       250,455
                                                    -----------
                                                        286,294
                                                    -----------
SERVICES (ADVERTISING/MARKETING) -- 0.3%
Omnicom Group, Inc. ................        1,560       129,285
The Interpublic Group of Cos.,
  Inc. .............................        2,700       114,919
                                                    -----------
                                                        244,204
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 0.1%
Avis Group Holdings, Inc. (a).......          280         9,118
Cendant Corp. (a)...................        6,380        61,407
Pittston Brink's Group..............          460         9,143
                                                    -----------
                                                         79,668
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 0.4%
Comdisco, Inc. .....................        1,340        15,326
Computer Sciences Corp. (a).........        1,480        88,985
Electronic Data Systems Corp. ......        4,100       236,775
Ingram Micro, Inc. (Class A) (a)....        1,280        14,400
                                                    -----------
                                                        355,486
                                                    -----------
SERVICES (DATA PROCESSING) -- 0.6%
Automatic Data Processing, Inc. ....        5,500       348,219
First Data Corp. ...................        3,560       187,567
                                                    -----------
                                                        535,786
                                                    -----------
SERVICES (EMPLOYMENT) -- 0.0%
Manpower, Inc. .....................          660        25,080
Spherion Corp. (a)..................          560         6,335
                                                    -----------
                                                         31,415
                                                    -----------
SPECIALTY PRINTING -- 0.0%
R.R. Donnelley & Sons Co. ..........        1,060        28,620
                                                    -----------
STEEL -- 0.1%
AK Steel Holding Corp. .............          960         8,400
Allegheny Technologies, Inc. .......          720        11,430
Nucor Corp. ........................          720        28,575
USX-U.S.Steel Group.................          780        14,040
                                                    -----------
                                                         62,445
                                                    -----------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
TELEPHONE -- 4.4%
ALLTEL Corp. .......................        2,760   $   172,328
BellSouth Corp. ....................       16,440       673,012
Qwest Communications International,
  Inc. (a)..........................       14,580       597,780
SBC Communications, Inc. ...........       29,840     1,424,860
Verizon Communications..............       23,757     1,190,820
                                                    -----------
                                                      4,058,800
                                                    -----------
TELEPHONE (LONG DISTANCE) -- 1.2%
AT&T Corp. .........................       33,060       572,351
Sprint Corp. .......................        7,760       157,625
WorldCom, Inc. (a)..................       25,200       354,375
                                                    -----------
                                                      1,084,351
                                                    -----------
TEXTILES (APPAREL) -- 0.1%
Jones Apparel Group, Inc. (a).......        1,040        33,475
V. F. Corp. ........................        1,000        36,240
                                                    -----------
                                                         69,715
                                                    -----------
TEXTILES (HOME FURNISHINGS) -- 0.0%
Mohawk Industries, Inc. (a).........          460        12,593
Shaw Industries, Inc. ..............        1,120        21,210
                                                    -----------
                                                         33,803
                                                    -----------
TOBACCO -- 1.0%
Philip Morris Cos., Inc. ...........       19,560       860,640
R.J. Reynolds Tobacco Holdings,
  Inc...............................          900        43,875
                                                    -----------
                                                        904,515
                                                    -----------
TRUCKING -- 0.7%
Ryder Systems, Inc. ................          520         8,645
United Parcel Service, Inc. (Class
  B)................................       10,020       589,301
Yellow Corp. (a)....................          220         4,479
                                                    -----------
                                                        602,425
                                                    -----------
TRUCKS & PARTS -- 0.1%
Cummins Engine Co., Inc. ...........          360        13,657
Navistar International Corp. (a)....          520        13,618
Paccar, Inc. .......................          680        33,490
                                                    -----------
                                                         60,765
                                                    -----------
WASTE MANAGEMENT -- 0.2%
Allied Waste Industries, Inc. (a)...        1,720        25,048
Waste Management, Inc. .............        5,460       151,515
                                                    -----------
                                                        176,563
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $93,725,964)................                 92,204,557
                                                    -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class
  Prime Fund (Cost $149,249)........      149,249       149,249
                                                    -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $93,875,213)................                 92,353,806
OTHER ASSETS AND
  LIABILITIES -- 0.1%...............                     74,055
                                                    -----------
NET ASSETS -- 100.0%................                $92,427,861
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

FORTUNE E-50(TM) INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.8%
COMMUNICATIONS EQUIPMENT -- 7.1%
JDS Uniphase Corp. (a)................     52,882   $ 2,204,518
Lucent Technologies, Inc..............     31,570       426,195
QUALCOMM, Inc. (a)....................     10,820       889,269
                                                    -----------
                                                      3,519,982
                                                    -----------
COMPUTERS (HARDWARE) -- 12.2%
Dell Computer Corp. (a)...............     50,464       879,966
International Business Machines Corp.
  (IBM)...............................     16,313     1,386,605
Juniper Networks, Inc. (a)............     16,795     2,117,220
Sun Microsystems, Inc. (a)............     60,920     1,698,145
                                                    -----------
                                                      6,081,936
                                                    -----------
COMPUTERS (NETWORKING) -- 10.6%
Cisco Systems, Inc. (a)...............    107,584     4,115,088
Network Appliance, Inc. (a)...........     18,215     1,169,175
                                                    -----------
                                                      5,284,263
                                                    -----------
COMPUTERS (PERIPHERALS) -- 3.0%
EMC Corp. (a).........................     22,073     1,467,854
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 45.0%
America Online, Inc. (a)..............    105,846     3,683,441
Ariba, Inc. (a).......................     15,255       818,049
Broadvision, Inc. (a).................     19,737       233,143
Citrix Systems, Inc. (a)..............     15,640       351,900
CMGI, Inc. (a)........................     21,320       119,259
CNET Networks, Inc. (a)...............     25,180       402,880
Earthlink, Inc. (a)...................     31,097       156,457
eBay, Inc. (a)........................     17,075       563,475
Exodus Communications, Inc. (a).......     26,892       537,840
HomeStore.com, Inc. (a)...............     15,400       309,925
InfoSpace, Inc. (a)...................     25,740       227,638
Inktomi Corp. (a).....................      9,077       162,251
Intuit, Inc. (a)......................     12,680       500,067
Macromedia, Inc. (a)..................      6,560       398,520
Microsoft Corp. (a)...................     99,367     4,310,044
Networks Assocs, Inc. (a).............     23,240        97,318
Openwave Systems, Inc. (a)............     13,618       652,813
Oracle Corp. (a)......................    157,126     4,566,474
RealNetworks, Inc. (a)................     16,240       141,085
S1 Corp. (a)..........................     13,880        72,870
Siebel Systems, Inc. (a)..............     20,800     1,406,600
TIBCO Software, Inc. (a)..............     13,700       656,744
VeriSign, Inc. (a)....................     10,397       771,327
VerticalNet, Inc. (a).................     14,020        93,321
WebMD Corp. (a).......................     46,620       370,046
Yahoo!, Inc. (a)......................     26,432       794,612
                                                    -----------
                                                     22,398,099
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
ELECTRONICS (SEMICONDUCTORS) -- 6.5%
Intel Corp. ..........................    107,446   $ 3,230,095
                                                    -----------
EQUIPMENT (SEMICONDUCTORS) -- 2.2%
Broadcom Corp. (Class A) (a)..........     12,729     1,069,236
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 4.4%
Ameritrade Holding Corp. (Class A)
  (a).................................     38,880       272,160
E*Trade Group, Inc. (a)...............     37,280       274,940
Knight Trading Group, Inc. (a)........     16,360       228,018
The Charles Schwab Corp...............     50,043     1,419,970
                                                    -----------
                                                      2,195,088
                                                    -----------
RETAIL (HOME SHOPPING) -- 0.7%
Amazon.com, Inc. (a)..................     22,940       357,004
                                                    -----------
SERVICES (ADVERTISING/MARKETING) -- 1.2%
DoubleClick, Inc. (a).................     13,440       147,840
TMP Worldwide, Inc. (a)...............      7,840       431,200
                                                    -----------
                                                        579,040
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 0.3%
FreeMarkets, Inc. (a).................      7,100       134,900
                                                    -----------
TELEPHONE -- 3.0%
Qwest Communications International,
  Inc. (a)............................     36,108     1,480,428
                                                    -----------
TELEPHONE (LONG DISTANCE) -- 3.6%
AT&T Corp.............................     41,385       716,478
Global Crossing Ltd. (a)..............     21,720       310,868
WorldCom, Inc. (a)....................     55,222       776,559
                                                    -----------
                                                      1,803,905
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $75,279,555)..................               49,601,830
                                                    -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $124,078)................    124,078       124,078
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $75,403,633)..................               49,725,908
OTHER ASSETS AND
  LIABILITIES -- 0.0%.................                  (2,219)
                                                    -----------
NET ASSETS -- 100.0%..................              $49,723,689
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              DOW JONES U.S.     DOW JONES U.S.     DOW JONES U.S.
                                                             LARGE CAP GROWTH      LARGE CAP       SMALL CAP GROWTH
                                                                INDEX FUND      VALUE INDEX FUND      INDEX FUND
                                                             ----------------   ----------------   ----------------
ASSETS
  Investments in securities, at value (Note 2).............    $28,798,404        $54,546,793        $16,078,840
  Cash.....................................................            746             37,619             19,704
  Foreign currency.........................................             --                 --                 --
  Receivable for investments sold..........................             --            265,506                 --
  Dividends receivable (Note 2)............................         14,683             54,997                997
                                                               -----------        -----------        -----------
         TOTAL ASSETS......................................     28,813,833         54,904,915         16,099,541
                                                               -----------        -----------        -----------
LIABILITIES
  Payable for investments purchased........................             --            246,871                 --
  Accrued advisory fee (Note 3)............................         16,761             26,546             10,984
  Accrued trustees fee (Note 3)............................          1,545              1,545              1,545
                                                               -----------        -----------        -----------
         TOTAL LIABILITIES.................................         18,306            274,962             12,529
                                                               -----------        -----------        -----------
         NET ASSETS........................................    $28,795,527        $54,629,953        $16,087,012
                                                               ===========        ===========        ===========
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4).................................    $38,466,267        $52,369,372        $20,076,660
  Undistributed (distribution in excess of) net investment
    income.................................................          1,778             (9,625)                --
  Net investment loss......................................             --                 --             (8,995)
  Accumulated net realized loss on investments.............       (281,307)           (80,905)          (619,423)
  Net unrealized appreciation (depreciation) on:
    Investments............................................     (9,391,211)         2,351,111         (3,361,230)
    Foreign currency.......................................             --                 --                 --
                                                               -----------        -----------        -----------
         NET ASSETS........................................    $28,795,527        $54,629,953        $16,087,012
                                                               ===========        ===========        ===========
NET ASSET VALUE PER streetTRACKS SHARE
  Net asset value per streetTRACKS share...................    $     71.97        $    136.55        $     80.39
                                                               ===========        ===========        ===========
  Shares outstanding (unlimited amount authorized, $0.01
    par value).............................................        400,103            400,077            200,100
                                                               ===========        ===========        ===========
  Investments in securities, at cost.......................    $38,189,615        $52,195,682        $19,440,070
                                                               ===========        ===========        ===========
  Foreign currency, at cost................................    $        --        $        --        $        --
                                                               ===========        ===========        ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

     DOW JONES U.S.      DOW JONES     MORGAN STANLEY   MORGAN STANLEY     FORTUNE       FORTUNE
       SMALL CAP       GLOBAL TITANS    HIGH TECH 35       INTERNET        500(R)        E-50(TM)
    VALUE INDEX FUND    INDEX FUND       INDEX FUND       INDEX FUND     INDEX FUND     INDEX FUND
    ----------------   -------------   --------------   --------------   -----------   ------------
      $23,859,797       $30,807,291     $ 60,720,500     $ 35,777,221    $92,353,806   $ 49,725,908
           12,410               706            5,973            9,989         26,218         24,998
               --             7,722               --               --             --             --
           31,426           128,124            2,193            2,500          5,368          1,281
           51,877            29,845           17,827              138         85,282          2,245
      -----------       -----------     ------------     ------------    -----------   ------------
       23,955,510        30,973,688       60,746,493       35,789,848     92,470,674     49,754,432
      -----------       -----------     ------------     ------------    -----------   ------------
          106,814           136,313          106,955               --             --             --
           13,573            40,684          105,668           55,294         41,402         29,332
            1,545             1,545            1,545            1,545          1,411          1,411
      -----------       -----------     ------------     ------------    -----------   ------------
          121,932           178,542          214,168           56,839         42,813         30,743
      -----------       -----------     ------------     ------------    -----------   ------------
      $23,833,578       $30,795,146     $ 60,532,325     $ 35,733,009    $92,427,861   $ 49,723,689
      ===========       ===========     ============     ============    ===========   ============
      $20,852,917       $33,683,326     $ 86,080,852     $ 66,678,302    $94,056,817   $ 76,535,800
             (431)             (714)              --               --         (3,885)            --
               --                --          (78,602)         (55,725)            --        (22,728)
          (67,248)          (35,435)      (2,317,550)      (6,982,432)      (103,664)    (1,111,658)
        3,048,340        (2,852,329)     (23,152,375)     (23,907,136)    (1,521,407)   (25,677,725)
               --               298               --               --             --             --
      -----------       -----------     ------------     ------------    -----------   ------------
      $23,833,578       $30,795,146     $ 60,532,325     $ 35,733,009    $92,427,861   $ 49,723,689
      ===========       ===========     ============     ============    ===========   ============
      $    119.11       $     76.97     $      67.25     $      28.58    $     92.42   $      49.72
      ===========       ===========     ============     ============    ===========   ============
          200,096           400,119          900,102        1,250,145      1,000,102      1,000,118
      ===========       ===========     ============     ============    ===========   ============
      $20,811,457       $33,659,620     $ 83,872,875     $ 59,684,357    $93,875,213   $ 75,403,633
      ===========       ===========     ============     ============    ===========   ============
      $        --       $     7,424     $         --     $         --    $        --   $         --
      ===========       ===========     ============     ============    ===========   ============

STREETTRACKS SERIES TRUST
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             DOW JONES U.S.     DOW JONES U.S.      DOW JONES U.S.
                                                            LARGE CAP GROWTH       LARGE CAP       SMALL CAP GROWTH
                                                              INDEX FUND*      VALUE INDEX FUND*     INDEX FUND*
                                                            ----------------   -----------------   ----------------
INVESTMENT INCOME
  Dividend income (Note 2)................................    $    29,812         $  247,950         $     3,538
  Foreign taxes withheld..................................             --                 --                  --
                                                              -----------         ----------         -----------
  TOTAL INVESTMENT INCOME.................................         29,812            247,950               3,538
                                                              -----------         ----------         -----------
EXPENSES
  Advisory fee (Note 3)...................................         16,768             26,556              10,988
  Trustee fee (Note 3)....................................          1,545              1,545               1,545
                                                              -----------         ----------         -----------
  NET EXPENSES............................................         18,313             28,101              12,533
                                                              -----------         ----------         -----------
  NET INVESTMENT INCOME (LOSS)............................         11,499            219,849              (8,995)
                                                              -----------         ----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on:
    Investment transactions...............................       (281,307)           (80,905)           (619,423)
    Foreign currency......................................             --                 --                  --
  Net change in unrealized appreciation (depreciation) on:
    Investment transactions...............................     (9,391,211)         2,351,111          (3,361,230)
    Foreign currency......................................             --                 --                  --
                                                              -----------         ----------         -----------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON
         INVESTMENTS AND FOREIGN CURRENCY.................     (9,672,518)         2,270,206          (3,980,653)
                                                              -----------         ----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS..............................................    $(9,661,019)        $2,490,055         $(3,989,648)
                                                              ===========         ==========         ===========

 * Commenced operations on September 25, 2000.

** Commenced operations on October 4, 2000.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

     DOW JONES U.S.       DOW JONES     MORGAN STANLEY   MORGAN STANLEY     FORTUNE        FORTUNE
        SMALL CAP       GLOBAL TITANS    HIGH TECH 35       INTERNET         500(R)        E-50(TM)
    VALUE INDEX FUND*    INDEX FUND*     INDEX FUND*      INDEX FUND*     INDEX FUND**   INDEX FUND**
    -----------------   -------------   --------------   --------------   ------------   ------------
       $  200,787        $    96,021     $     32,206     $      1,125    $   256,728    $      8,028
             (123)            (2,604)            (138)              --             --              --
       ----------        -----------     ------------     ------------    -----------    ------------
          200,664             93,417           32,068            1,125        256,728           8,028
       ----------        -----------     ------------     ------------    -----------    ------------
           13,577             40,691          109,125           55,305         41,420          29,345
            1,545              1,545            1,545            1,545          1,411           1,411
       ----------        -----------     ------------     ------------    -----------    ------------
           15,122             42,236          110,670           56,850         42,831          30,756
       ----------        -----------     ------------     ------------    -----------    ------------
          185,542             51,181          (78,602)         (55,725)       213,897         (22,728)
       ----------        -----------     ------------     ------------    -----------    ------------
          (67,248)           (32,703)      (4,692,157)      (6,982,432)      (103,664)     (1,111,658)
               --             (2,732)              --               --             --              --
        3,048,340         (2,852,329)     (23,152,375)     (23,907,136)    (1,521,407)    (25,677,725)
               --                298               --               --             --              --
       ----------        -----------     ------------     ------------    -----------    ------------
        2,981,092         (2,887,466)     (27,844,532)     (30,889,568)    (1,625,071)    (26,789,383)
       ----------        -----------     ------------     ------------    -----------    ------------
       $3,166,634        $(2,836,285)    $(27,923,134)    $(30,945,293)   $(1,411,174)   $(26,812,111)
       ==========        ===========     ============     ============    ===========    ============

STREETTRACKS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                                            DOW JONES U.S.      DOW JONES U.S.      DOW JONES U.S.
                                                           LARGE CAP GROWTH       LARGE CAP        SMALL CAP GROWTH
                                                              INDEX FUND       VALUE INDEX FUND       INDEX FUND
                                                           ----------------    ----------------    ----------------
                                                             PERIOD ENDED        PERIOD ENDED        PERIOD ENDED
                                                             12/31/2000*         12/31/2000*         12/31/2000*
                                                           ----------------    ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)...........................    $    11,499         $   219,849         $    (8,995)
  Net realized loss on investment transactions and
    foreign currency.....................................       (281,307)            (80,905)           (619,423)
  Net change in unrealized appreciation (depreciation)...     (9,391,211)          2,351,111          (3,361,230)
                                                             -----------         -----------         -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS...........................................     (9,661,019)          2,490,055          (3,989,648)
                                                             -----------         -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..................................         (9,721)           (219,849)                 --
  In excess of net investment income.....................             --              (9,625)                 --
                                                             -----------         -----------         -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS....................         (9,721)           (229,474)                 --
                                                             -----------         -----------         -----------
streetTRACKS TRANSACTIONS:
  Net proceeds from streetTRACKS sold....................     38,466,267          52,369,372          20,076,660
  Cost of streetTRACKS redeemed..........................             --                  --                  --
                                                             -----------         -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM streetTRACKS
  TRANSACTIONS...........................................     38,466,267          52,369,372          20,076,660
                                                             -----------         -----------         -----------
  Net increase in net assets during period...............     28,795,527          54,629,953          16,087,012
  Net assets at beginning of period......................             --                  --                  --
                                                             -----------         -----------         -----------
NET ASSETS END OF PERIOD (1).............................    $28,795,527         $54,629,953         $16,087,012
                                                             ===========         ===========         ===========
SHARES OF BENEFICIAL INTEREST:
  streetTRACKS sold......................................        400,103             400,077             200,100
  streetTRACKS redeemed..................................             --                  --                  --
                                                             -----------         -----------         -----------
NET INCREASE.............................................        400,103             400,077             200,100
                                                             ===========         ===========         ===========
(1) Including undistributed (distribution in excess of)
      net investment income..............................    $     1,778         $    (9,625)        $        --
                                                             ===========         ===========         ===========

 * Commenced operations on September 25, 2000.

** Commenced operations on October 4, 2000.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

      DOW JONES U.S.      DOW JONES     MORGAN STANLEY   MORGAN STANLEY     FORTUNE        FORTUNE
        SMALL CAP       GLOBAL TITANS    HIGH TECH 35       INTERNET         500(R)        E-50(TM)
     VALUE INDEX FUND    INDEX FUND       INDEX FUND       INDEX FUND      INDEX FUND     INDEX FUND
     ----------------   -------------   --------------   --------------   ------------   ------------
       PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     PERIOD ENDED    PERIOD ENDED   PERIOD ENDED
       12/31/2000*       12/31/2000*     12/31/2000*      12/31/2000*     12/31/2000**   12/31/2000**
     ----------------   -------------   --------------   --------------   ------------   ------------
       $   185,542       $    51,181     $    (78,602)    $    (55,725)   $   213,897    $    (22,728)
           (67,248)          (35,435)      (4,692,157)      (6,982,432)      (103,664)     (1,111,658)
         3,048,340        (2,852,031)     (23,152,375)     (23,907,136)    (1,521,407)    (25,677,725)
       -----------       -----------     ------------     ------------    -----------    ------------
         3,166,634        (2,836,285)     (27,923,134)     (30,945,293)    (1,411,174)    (26,812,111)
       -----------       -----------     ------------     ------------    -----------    ------------
          (185,542)          (51,181)              --               --       (213,897)             --
              (431)             (714)              --               --         (3,885)             --
       -----------       -----------     ------------     ------------    -----------    ------------
          (185,973)          (51,895)              --               --       (217,782)             --
       -----------       -----------     ------------     ------------    -----------    ------------
        20,852,917        33,683,326      109,130,425       66,678,302     94,056,817      76,535,800
                --                --      (20,674,966)              --             --              --
       -----------       -----------     ------------     ------------    -----------    ------------
        20,852,917        33,683,326       88,455,459       66,678,302     94,056,817      76,535,800
       -----------       -----------     ------------     ------------    -----------    ------------
        23,833,578        30,795,146       60,532,325       35,733,009     92,427,861      49,723,689
                --                --               --               --             --              --
       -----------       -----------     ------------     ------------    -----------    ------------
       $23,833,578       $30,795,146     $ 60,532,325     $ 35,733,009    $92,427,861    $ 49,723,689
       ===========       ===========     ============     ============    ===========    ============
           200,096           400,119        1,150,102        1,250,145      1,000,102       1,000,118
                --                --         (250,000)              --             --              --
       -----------       -----------     ------------     ------------    -----------    ------------
           200,096           400,119          900,102        1,250,145      1,000,102       1,000,118
       ===========       ===========     ============     ============    ===========    ============
       $      (431)      $      (714)    $         --     $         --    $    (3,885)   $         --
       ===========       ===========     ============     ============    ===========    ============

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                           DOW JONES U.S.     DOW JONES U.S.     DOW JONES U.S.     DOW JONES U.S.
                                          LARGE CAP GROWTH      LARGE CAP       SMALL CAP GROWTH      SMALL CAP
                                             INDEX FUND      VALUE INDEX FUND      INDEX FUND      VALUE INDEX FUND
                                          ----------------   ----------------   ----------------   ----------------
                                            PERIOD ENDED       PERIOD ENDED       PERIOD ENDED       PERIOD ENDED
                                            DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                              2000 (1)           2000 (1)           2000 (1)           2000 (1)
                                          ----------------   ----------------   ----------------   ----------------
Net asset value, beginning of period....      $ 97.36            $129.48            $100.26            $103.71
                                              -------            -------            -------            -------
Income (loss) from investment
  operations:
Net investment income (loss)............         0.03               0.55              (0.04)              0.93
Net realized and unrealized gain
  (loss)................................       (25.40)              7.09             (19.83)             15.40
                                              -------            -------            -------            -------
Total from investment operations........       (25.37)              7.64             (19.87)             16.33
                                              -------            -------            -------            -------
Distributions to shareholders from and
  in excess of:
Net investment income...................        (0.02)             (0.57)                --              (0.93)
                                              -------            -------            -------            -------
Total distributions.....................        (0.02)             (0.57)                --              (0.93)
                                              -------            -------            -------            -------
Net asset value, end of period..........      $ 71.97            $136.55            $ 80.39            $119.11
                                              =======            =======            =======            =======
Total return (3)........................       (26.05)%             5.92%            (19.81)%            15.84%
Net assets, end of period (in 000's)....      $28,796            $54,630            $16,087            $23,834
Ratio of expenses to average net assets
  (4)...................................         0.22%              0.21%              0.29%              0.28%
Ratio of net investment income (loss) to
  average net assets (4)................         0.13%              1.59%             (0.20)%             3.28%
Portfolio turnover rate (5).............            2%                 3%                12%                 5%

(1) Commenced operations on September 25, 2000.
(2) Commenced operations on October 4, 2000.
(3) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4) Annualized.
(5) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions on streetTRACKS.

--------------------------------------------------------------------------------

      DOW JONES     MORGAN STANLEY   MORGAN STANLEY     FORTUNE        FORTUNE
    GLOBAL TITANS    HIGH TECH 35       INTERNET         500(R)        E-50(TM)
     INDEX FUND       INDEX FUND       INDEX FUND      INDEX FUND     INDEX FUND
    -------------   --------------   --------------   ------------   ------------
    PERIOD ENDED     PERIOD ENDED     PERIOD ENDED    PERIOD ENDED   PERIOD ENDED
    DECEMBER 31,     DECEMBER 31,     DECEMBER 31,    DECEMBER 31,   DECEMBER 31,
      2000 (1)         2000 (1)         2000 (1)        2000 (2)       2000 (2)
    -------------   --------------   --------------   ------------   ------------
 ...    $ 84.28         $ 97.81          $ 68.92         $ 97.85        $ 84.48
       -------         -------          -------         -------        -------
          0.13           (0.09)           (0.04)           0.21          (0.02)
         (7.31)         (30.47)          (40.30)          (5.42)        (34.74)
       -------         -------          -------         -------        -------
         (7.18)         (30.56)          (40.34)          (5.21)        (34.76)
       -------         -------          -------         -------        -------
         (0.13)             --               --           (0.22)            --
       -------         -------          -------         -------        -------
         (0.13)             --               --           (0.22)            --
       -------         -------          -------         -------        -------
       $ 76.97         $ 67.25          $ 28.58         $ 92.42        $ 49.72
       =======         =======          =======         =======        =======
         (8.53)%        (31.24)%         (58.53)%         (5.33)%       (41.15)%
       $30,795         $60,532          $35,733         $92,428        $49,724
          0.52%           0.52%            0.51%           0.21%          0.21%
          0.60%          (0.36)%           0.48%          (0.96)%        (0.14)%
             2%             29%              35%              1%            10%

The beginning net asset values shown above have been adjusted to reflect reverse stock splits, which were effective on the date of commencement of operations for each Fund.

The ratio of the reverse stock splits were as follows:

                         PORTFOLIO                             RATIO
                         ---------                            --------
Dow Jones U.S. Large Cap Growth Index Fund                    1:9.736
Dow Jones U.S. Large Cap Value Index Fund                     1:12.948
Dow Jones U.S. Small Cap Growth Index Fund                    1:10.026
Dow Jones U.S. Small Cap Value Index Fund                     1:10.371
Dow Jones Global Titans Index Fund                            1:8.428
Morgan Stanley High Tech 35 Index Fund                        1:9.781
Morgan Stanley Internet Index Fund                            1:6.892
FORTUNE 500(R) Index Fund                                     1:9.785
FORTUNE e-50(TM) Index Fund                                   1:8.448

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

1.  ORGANIZATION

The streetTRACKS Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998. The Trust currently consists of ten portfolios, (each referred to as a "Fund", collectively as "the Funds") streetTRACKS Dow Jones U.S. Large Cap Growth Index Fund ("Dow Jones U.S. Large Cap Growth Index Fund"), streetTRACKS Dow Jones U.S. Large Cap Value Index Fund ("Dow Jones U.S. Large Cap Value Index Fund"), streetTRACKS Dow Jones U.S. Small Cap Growth Index Fund ("Dow Jones U.S. Small Cap Growth Index Fund"), streetTRACKS Dow Jones U.S. Small Cap Value Index Fund ("Dow Jones U.S. Small Cap Value Index Fund"), streetTRACKS Dow Jones Global Titans Index Fund ("Dow Jones Global Titans Index Fund"), streetTRACKS Wilshire REIT Index Fund ("Wilshire REIT Index Fund"), streetTRACKS Morgan Stanley High Tech 35 Index Fund ("Morgan Stanley High Tech 35 Index Fund"), streetTRACKS Morgan Stanley Internet Index Fund ("Morgan Stanley Internet Index Fund"), FORTUNE 500(R) Index Fund and FORTUNE e-50(TM) Index Fund, each of which represents a separate series of beneficial interest in the Trust. At this time all portfolios are being offered except the Wilshire REIT Index Fund.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Funds have adopted the provisions of the Guide, which is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Guide will require investment companies to amortize premiums and discounts on debt securities. The Adviser does not anticipate that the adoption of the Guide will have any material effect on the financial statements.

SECURITY VALUATION

Portfolio securities are valued based on the last sale price on the exchange which is deemed to be the principal market for the security. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS -- (CONTINUED) rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. Government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. Government.

EXPENSES

Advisory fees, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

FEDERAL INCOME TAX

The Funds intend to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent that they distribute all of their taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for in-kind transactions and losses deferred due to wash sales. At December 31, 2000, none of the Funds had capital loss carryforwards. During the fiscal period ended December 31, 2000, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                                                NET LOSS
                                                             RECLASS AMOUNT
----------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    $         --
Dow Jones U.S. Large Cap Value Index Fund                               --
Dow Jones U.S. Small Cap Growth Index Fund                              --
Dow Jones U.S. Small Cap Value Index Fund                               --
Dow Jones Global Titans Index Fund                                      --
Morgan Stanley High Tech 35 Index Fund                          (2,374,607)
Morgan Stanley Internet Index Fund                                      --
FORTUNE 500(R) Index Fund                                               --
FORTUNE e-50(TM) Index Fund                                             --

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER PARTIES

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with State Street Global Advisors ("The Adviser"). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

ADVISORY FEE -- (CONTINUED)
the Adviser a fee accrued daily and paid monthly, based on a percentage of each Funds' average daily net assets as shown in the following table:

                                                                ANNUAL RATE
---------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                         0.20%
Dow Jones U.S. Large Cap Value Index Fund                          0.20
Dow Jones U.S. Small Cap Growth Index Fund                         0.25
Dow Jones U.S. Small Cap Value Index Fund                          0.25
Dow Jones Global Titans Index Fund                                 0.50
Morgan Stanley High Tech 35 Index Fund                             0.50
Morgan Stanley Internet Index Fund                                 0.50
FORTUNE 500(R) Index Fund                                          0.20
FORTUNE e-50(TM) Index Fund                                        0.20

The Adviser pays all expenses of each Fund other than the management fee, distribution fees, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

DISTRIBUTOR

State Street Capital Markets, LLC (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. The Rule 12b-1 Plan and Agreement provides for payment of a fee to the Distributor at an annualized rate of 0.25% of the average daily net assets of each of the Funds, however, no such payments will be made for the first twelve months of each Funds operation.

TRUSTEES' FEES

The Trust pays each Independent Trustee an annual fee of $12,000, and a meeting fee of $2,000 per meeting attended for the first twelve months of operations and then $4,500 per meeting attended thereafter. The Funds will reimburse the Trustees for any out of pocket expenses related to attending meetings of the Board of Trustees.

4.  SHAREHOLDER TRANSACTIONS

Except for under the Trust's dividend reinvestment plan, streetTRACKS are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 streetTRACKS shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $1,000 to $2,500 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Custodian and used to offset the expense of processing orders.

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, which was the same for book purposes, and their respective gross unrealized appreciation and depreciation at December 31, 2000 were as follows:

                                                                          GROSS           GROSS        NET UNREALIZED
                                                        IDENTIFIED      UNREALIZED      UNREALIZED      APPRECIATION
                                                           COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund              $38,189,615     $  637,281     $10,028,492      $ (9,391,211)
Dow Jones U.S. Large Cap Value Index Fund                52,195,682      5,132,367       2,781,256         2,351,111
Dow Jones U.S. Small Cap Growth Index Fund               19,440,070      1,566,126       4,927,356        (3,361,230)
Dow Jones U.S. Small Cap Value Index Fund                20,811,457      3,671,027         622,687         3,048,340
Dow Jones Global Titans Index Fund                       33,659,620      1,334,809       4,187,138        (2,852,329)
Morgan Stanley High Tech 35 Index Fund                   83,872,875      1,508,606      24,660,981       (23,152,375)
Morgan Stanley Internet Index Fund                       59,684,357         12,985      23,920,121       (23,907,136)
FORTUNE 500(R) Index Fund                                93,875,213      7,042,475       8,563,882        (1,521,407)
FORTUNE e-50(TM) Index Fund                              75,403,633        185,450      25,863,175       (25,677,725)

6.  INVESTMENT TRANSACTIONS

For the period ended December 31, 2000, the Trust had in-kind contributions and in-kind redemptions as follows:

                                                               PURCHASES         SALES
-----------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    $ 38,452,418    $        --
Dow Jones U.S. Large Cap Value Index Fund                       52,357,263             --
Dow Jones U.S. Small Cap Growth Index Fund                      20,045,456             --
Dow Jones U.S. Small Cap Value Index Fund                       20,842,240             --
Dow Jones Global Titans Index Fund                              31,732,865             --
Morgan Stanley High Tech 35 Index Fund                         109,134,938     20,671,862
Morgan Stanley Internet Index Fund                              66,678,973             --
FORTUNE 500(R) Index Fund                                       94,034,682             --
FORTUNE e-50(TM) Index Fund                                     76,523,668             --

For the period ended December 31, 2000, the Trust had purchases and sales of investment securities as follows:

                                                               PURCHASES        SALES
----------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    $   525,448    $   524,914
Dow Jones U.S. Large Cap Value Index Fund                       1,591,762      1,468,522
Dow Jones U.S. Small Cap Growth Index Fund                      2,132,676      1,963,625
Dow Jones U.S. Small Cap Value Index Fund                       1,307,818      1,125,655
Dow Jones Global Titans Index Fund                              2,471,988        523,905
Morgan Stanley High Tech 35 Index Fund                         16,478,915     16,645,424
Morgan Stanley Internet Index Fund                             11,401,766     11,461,554
FORTUNE 500(R) Index Fund                                         937,052        509,627
FORTUNE e-50(TM) Index Fund                                     4,820,374      4,952,829

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

7.  INITIAL CAPITALIZATION AND OFFERING OF SHARES

On the commencement of operations for each Fund (September 25, 2000, for the Dow Jones U.S. Large Cap Growth Index Fund, Dow Jones U.S. Large Cap Value Index Fund, Dow Jones U.S. Small Cap Growth Index Fund, Dow Jones U.S. Small Cap Value Index Fund, Dow Jones Global Titans Index Fund, Morgan Stanley High Tech 35 Index Fund, and Morgan Stanley Internet Index Fund, and October 4, 2000, for the FORTUNE 500(R) Index Fund, and FORTUNE e-50(TM) Index Fund), the Board of Trustees declared reverse stock splits, which were effective on the date of commencement of operations for each Fund.

The ratio of the reverse stock splits were as follows:

FUND                                                           RATIO
----------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    1:9.736
Dow Jones U.S. Large Cap Value Index Fund                     1:12.948
Dow Jones U.S. Small Cap Growth Index Fund                    1:10.026
Dow Jones U.S. Small Cap Value Index Fund                     1:10.371
Dow Jones Global Titans Index Fund                            1:8.428
Morgan Stanley High Tech 35 Index Fund                        1:9.781
Morgan Stanley Internet Index Fund                            1:6.892
FORTUNE 500(R) Index Fund                                     1:9.785
FORTUNE e-50(TM) Index Fund                                   1:8.448

streetTRACKS(SM) SERIES TRUST

TRUSTEES
Timothy B. Harbert (Chairman)
David M. Kelly
Nicholas A. Lopardo
Frank Nesvet
Helen F. Peters

OFFICERS
Augustin J. Fleites, President
James E. Ross, Vice President
Kathleen C. Cuocolo, Treasurer
Donald A. Gignac, Assistant Treasurer
George O. Martinez, Secretary
Michael E. Gillespie, Assistant Secretary

INVESTMENT MANAGER
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
State Street Capital Markets, LLC
225 Franklin Street
Boston, MA 02110

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

LEGAL COUNSEL
Mayer Brown & Platt
1675 Broadway
New York, New York 10019

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02110



streetTRACKS are distributed by State Street Brokerage, a division of State Street Capital Markets, LLC, a wholly-owned subsidiary of State Street Corporation, State Street Capital Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor by calling 1-866-S-TRACKS or visiting www.streettracks.com. Please read the prospectus carefully before you invest.

*The investment return and principal value of an investment in the streetTRACKS funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.

For streetTRACKS Dow Jones US Small Cap Growth, Dow Jones US Small Cap Value, Morgan Stanley Internet, Morgan Stanley High-Tech 35, FORTUNE e-50 and Wilshire REIT Funds: In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility.

For streetTRACKS Global Titans Fund: International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

In general, streetTRACKS shares can be expected to move up or down in value with the value of the applicable index. Although streetTRACKS may be bought and sold on the exchange through any brokerage account, streetTRACKS are not individually redeemable from the Fund. investors may acquire streetTRACKS and tender them for redemption through the Fund in Creation Unit Aggregations only.

streetTRACKS are not sponsored, endorsed, sold, or promoted by Dow Jones & Company, Time Inc., Morgan Stanley Dean Witter & Co., and Wilshire Associates. Neither do these companies make any representation regarding the advisability of investing in streetTRACKS. streetTRACKS are distributed by State Street Brokerage, a division of State Street Capital Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Capital Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange. References to State Street may include State Street Corporation and its affiliates. Shares of the streetTRACKS funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. streetTRACKS shares are subject to investment risks, including possible loss of principal invested. The streetTRACKS funds pay State Street Bank and Trust Company for its services as investment advisor, custodian, transfer agent and shareholder servicing agent.

Dow Diamonds(R), SPDRs, and Select Sector SPDRs are distributed by ALPS Mutual Funds Services, Inc., a registered broker-dealer. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R)," "Standard & Poor's Depositary Receipts(R)," "SPDRs(R)," "Select Sector SPDR(R)," "Select Sector SPDRs(R)" and "Select Sector Standard & Poor's Depositary Receipts(R)" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use in connection with their listing and trading on the American Stock Exchange. These products are not sponsored, endorsed, sold or promoted by S&P, a division of The McGraw-Hill Companies, Inc., and S&P makes no representation regarding the advisability of investing in them. The stocks included in each Select Sector Index (upon which the products are based) were selected by the index compilation agent in consultation with S&P from the universe of companies represented by the S&P 500 Index. The composition and weighting of the stocks included in each Select Sector Index can be expected to differ from the composition and weighting of stocks included in any similar S&P 500 sector index that is published and disseminated by S&P. "Dow JonesSM," "The DowSM," "Dow Jones Industrial AverageSM," "Dow Jones IndustrialsSM," "DJIASM" and "DIAMONDS(R)" are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by the American Stock Exchange LLC and PDR Services LLC pursuant to a License Agreement with Dow Jones. The DIAMONDS Trust, based on the DJIA, is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in the DIAMONDS Trust.

Not all streetTRACKS Funds may be currently available. Please contact your financial advisor.

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